UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4474

Name of Registrant:	Vanguard California Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2005 - May 31, 2006

Item 1:	Reports to Shareholders

Vanguard® California Tax-Exempt Funds

> Semiannual Report

May 31, 2006

Vanguard California Tax-Exempt Money Market Fund

Vanguard California Intermediate-Term Tax-Exempt Fund

Vanguard California Long-Term Tax-Exempt Fund

>

During the six months ended May 31, 2006, the Vanguard California Long-Term Tax-Exempt Fund returned 1.7%, the California Intermediate-Term Tax-Exempt Fund returned 1.3%, and the California Tax-Exempt Money Market Fund returned 1.5%.

>	Interest rates climbed throughout the half-year, led by increases at the shortest end of the maturity spectrum.

>	The difference in yields of the shortest- and longest-term municipal bonds remained small by historical standards.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	7
Tax-Exempt Money Market Fund	10
Intermediate-Term Tax-Exempt Fund	29
Long-Term Tax-Exempt Fund	58
About Your Fund’s Expenses	81
Trustees Approve Advisory Arrangement	83
Glossary	84

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended May 31, 2006
Total
Return
Vanguard California Tax-Exempt Money Market Fund	1.5%
SEC 7-Day Annualized Yield: 3.23%
Taxable-Equivalent Yield: 5.47%[1]
Average California Tax-Exempt Money Market Fund[2]	1.3

Vanguard California Intermediate-Term Tax-Exempt Fund
Investor Shares	1.3%
SEC 30-Day Annualized Yield: 3.89%
Taxable-Equivalent Yield: 6.59%[1]
Admiral™ Shares[3]	1.3
SEC 30-Day Annualized Yield: 3.97%
Taxable-Equivalent Yield: 6.73%[1]
Lehman 7 Year Municipal Bond Index	1.1
Average California Intermediate Municipal Debt Fund[2]	1.1

Vanguard California Long-Term Tax-Exempt Fund
Investor Shares	1.7%
SEC 30-Day Annualized Yield: 4.17%
Taxable-Equivalent Yield: 7.07%[1]
Admiral Shares	1.7
SEC 30-Day Annualized Yield: 4.25%
Taxable-Equivalent Yield: 7.20%[1]
Lehman 10 Year Municipal Bond Index	1.3
Average California Municipal Debt Fund[2]	1.5

Lehman Municipal Bond Index	1.5%

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35% and the maximum California state income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2 Derived from data provided by Lipper Inc.

3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

During the six months ended May 31, 2006, the Federal Reserve Board’s inflation-fighting campaign pushed short-term interest rates higher. Longer-term rates also increased, though at a more moderate pace.

Vanguard California Long-Term Tax-Exempt Fund returned 1.7%, beating the result of the benchmark index and the average return of competing California municipal bond funds. The income portion of the fund’s return more than offset its modest decline in share price. The fund’s 4.17% yield for Investor Shares at the end of May represented a slight increase versus six months ago. For investors in the highest income tax bracket, the taxable-equivalent yield was 7.07%.

The California Intermediate-Term Tax-Exempt Fund’s 1.3% return also outpaced that of the benchmark and the average result of its peers. The fund’s yield of 3.89% for Investor Shares as of May 31 translated into a taxable-equivalent yield of 6.59% for investors in the highest tax bracket.

The Vanguard California Tax-Exempt Money Market Fund posted a 1.5% result and surpassed the average return of its peers. The fund’s yield increased to 3.23%; the taxable equivalent would be 5.47% for investors in the highest income tax bracket. The fund maintained a net asset value of $1 per share, as is expected but not guaranteed.

Please note: Although the funds’ income distributions are expected to be exempt from federal and California state taxes, a portion of these distributions may be subject to the alternative minimum tax.

Bonds treaded water as rates continued to rise

Bond market returns were flat during the past six months, as rising interest rates put pressure on prices. The Federal Reserve Board raised its target for the federal funds rate from 4.00% to 5.00% in four separate actions as part of its efforts to rein in inflationary pressures. Yields generally moved higher across the maturity spectrum, a change from the pattern in prior months when yields rose at the shorter end but fell at the longer end.

In general, short-term and municipal securities outperformed long-term taxable bonds. High-yield bonds, which are less sensitive to changes in interest rates, turned in impressive relative results.

Stocks gained ground, then stumbled late in the period

The U.S. stock market advanced through much of the fiscal half-year, with some indexes approaching a five-year high in early May. Despite ongoing concerns about high energy costs and the possibility

Market Barometer
			Total Returns
		Periods Ended May 31, 2006
	Six Months	One Year	Five Years[1]
Bonds
Lehman Aggregate Bond Index (Broad taxable market)	0.0%	–0.5%	5.0%
Lehman Municipal Bond Index	1.5	1.9	5.3
Citigroup 3-Month Treasury Bill Index	2.1	3.8	2.1

Stocks
Russell 1000 Index (Large-caps)	2.8%	9.4%	2.6%
Russell 2000 Index (Small-caps)	7.0	18.2	9.1
Dow Jones Wilshire 5000 Index (Entire market)	3.4	10.8	3.7
MSCI All Country World Index ex USA (International)	15.4	30.9	11.0

CPI
Consumer Price Index	2.5%	4.2%	2.6%

1 Annualized.

of inflation, investors generally remained positive about the economy. In mid-May, however, worries over whether the Fed would continue to raise interest rates gave some investors pause, leading to a decline in the major indexes.

In the U.S. market, small-capitalization stocks once again outperformed their large-cap counterparts, a persistent trend over the past few years. Returns of international stocks, aided by a weak dollar, continued to surpass those of U.S. stocks. Although emerging markets experienced noteworthy losses in May, they were strong performers in the international arena for the half year.

Your fund remained consistent in a challenging rate environment

Over the past six months, the relatively attractive yields available for municipal bonds resulted in increased demand for these securities. This increase, coupled with a decrease in the supply of municipal bonds, placed a slight upward pressure on municipal bond prices and a slight downward pressure on the resultant yields, particularly among long-term bonds.

While yields at the longest end of the maturity spectrum generally remained stable, the Fed’s rate-tightening actions helped to push municipal bond yields higher for shorter-term issues. This

Annualized Expense Ratios[1]
Your fund compared with its peer group

	Investor	Admiral	Peer
California Tax-Exempt Fund	Shares	Shares	Group
Money Market	0.13%	—	0.59%
Intermediate-Term	0.17	0.09%	0.93
Long-Term	0.17	0.09	1.10

1 Fund expense ratios reflect the six months ended May 31, 2006. Peer groups are: for the California Tax-Exempt Money Market Fund, the Average California Tax-Exempt Money Market Fund; for the California Intermediate-Term Tax-Exempt Fund, the Average California Intermediate Municipal Debt Fund; and for the California Long-Term Tax-Exempt Fund, the Average California Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005.

“flattening” of the municipal bond yield curve presented a challenging investment environment for your fund’s advisor, the Vanguard Fixed Income Group.

Against this backdrop, the advisor steered the California Long-Term Tax-Exempt Fund to a 1.7% return, reflecting an income return that more than offset a slight decline in the fund’s net asset value (NAV). The fund outpaced the result of its benchmark index and the average return of competing California municipal debt funds. During the past six months, the advisor kept the fund’s duration, a measure of interest rate sensitivity, near the short end of its typical range—a strategy that offered some protection from the negative impact of rising interest rates. The advisor employed a similar tactic with the California Intermediate-Term Tax-Exempt Fund, which had greater exposure to rising short-term rates. The fund’s 1.3% result beat the returns of both the benchmark and the average competitor.

The California Tax-Exempt Money Market Fund benefited from the increase in short-term rates. Its short average maturity enabled it to quickly translate rising rates into higher income. The fund’s return of 1.5% was higher than the average return for its peers, largely because of its lower expense ratio.

Maintaining low investment costs is always important, but can be especially important during periods of modest total returns—which are not atypical in the fixed income market. The less you pay in expenses, the greater is your portion of the portfolio’s total return. In addition, Vanguard’s low expenses provide the advisor with flexibility that other portfolio managers don’t have: The advisor doesn’t have to take extra risks to deliver competitive returns.

Your muni fund’s dual role: Providing income and stability

If you own shares of an equity fund, you probably enjoyed the fund’s strong performance in the first four months of calendar-year 2006. From January through April, the broad U.S. stock market returned more than 6.5%. Nearly half of that return was ceded, however, during a disappointing May. This abrupt turnabout reminds us of a fundamental principle in investing: balance.

A portfolio balanced among stock, bond, and money market funds, in levels appropriate to your goals, risk tolerance, and time horizon, can provide stability in a choppy market. As a shareholder in a California Tax-Exempt Fund, you’re aware of your fund’s ability to generate income that is free of California and federal taxes.

But don’t overlook the role it can play as a stabilizing counterweight to the more volatile segments of your portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

June 13, 2006

Your Fund’s Performance at a Glance
November 30, 2005–May 31, 2006

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
California Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.015	$0.000
Intermediate-Term
Investor Shares	10.95	10.87	0.218	0.000
Admiral Shares	10.95	10.87	0.222	0.000
Long-Term
Investor Shares	11.65	11.56	0.263	0.022
Admiral Shares	11.65	11.56	0.267	0.022

Advisor’s Report

During the six months ended May 31, 2006, the Vanguard California Tax-Exempt Funds produced results that outpaced their peer-group averages. The Long-Term Tax-Exempt fund returned 1.7%; the Intermediate-Term Tax-Exempt Fund returned 1.3%; and the Tax-Exempt Money Market Fund returned 1.5%.

The investment environment

Over the fiscal half-year, the U.S. economy showed signs of being squarely in expansion mode. At the end of May, the Commerce Department estimated that real gross domestic product had expanded by 3.6% for the 12 months ended March 31, a pace slightly above the economy’s potential long-term growth rate. Much of the economy’s growth was spurred by strong exports, construction, and business investment spending. Personal consumption also expanded briskly, buoyed by rising incomes and improved job prospects. During the funds’ fiscal half-year ended May 31, U.S. employment levels also improved. The nation’s unemployment rate stood at 4.6% on May 31—the lowest level in five years—and anecdotal reports pointed to shortages of skilled workers in select industries.

At the same time, inflation remained a concern. Rising energy prices contributed to increased rates of consumer and wholesale inflation in the first half of 2006. Through May, the consumer price index (CPI), which tracks prices at the consumer

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
			Change
Maturity	Nov. 30, 2005	May 31, 2006	(basis points)[1]
2 years	3.24%	3.59%	+35
5 years	3.43	3.66	+23
10 years	3.87	4.02	+15
30 years	4.55	4.53	–2

Yields of U.S. Treasury Securities
			Change
Maturity	Nov. 30, 2005	May 31, 2006	(basis points)[1]
2 years	4.41%	5.03%	+62
5 years	4.41	5.03	+62
10 years	4.48	5.11	+63
30 years	4.69	5.21	+52

1 One basis point equals 1/100 of a percentage point.

Source: Vanguard.

level, was 4.2% higher than its year-ago level. Increases in the core CPI, which excludes volatile food and energy prices, have also accelerated recently.

The Federal Reserve Board continued its “measured” pace of tightening, raising the target for the federal funds rate four times during the six months, to 5.00%. The Fed has noted that long-run inflation expectations, as implied by the difference between nominal and inflation-adjusted interest rates, remain contained, but recent economic reports have prompted some concern. The financial markets anticipated that the Fed would raise the federal funds rate to 5.25% at its June 28–29 meeting.

Municipal bonds outperformed Treasuries

In the U.S. Treasury market, yields rose by similar amounts across the maturity spectrum. Increases during the six months ranged from 52 basis points (0.52 percentage point) for the 30-year note to 63 basis points for the 10-year note. Treasury yields also rose over the last 12 months, but the increases were much more pronounced among shorter issues than longer ones.

For municipal bonds, yields increased over the last six months for all but the longest-dated issues, though increases were generally more modest than those of Treasury yields—a relationship that also characterized the rate changes in the Treasury and municipal money markets.

The pronounced increase in short-term municipal yields created a relatively flat municipal yield curve, with only 94 basis points separating the yield of the 30-year bond (4.53%) from that of the 2-year bond (3.59%) as of May 31.

For the fiscal half-year, new tax-exempt issuance declined by 17% nationwide, compared with year-ago levels. With the exception of California, in fact, all states issued lower volumes of tax-exempt securities. Much of the decrease was attributable to a substantial slowdown in bond “refunding” activity. The rise in interest rates meant that many state and local governments could no longer issue new, lower-coupon bonds and use the proceeds to offset their existing, higher-yield obligations.

At the same time, the demand for municipal bonds increased. The municipal bond market’s recent attractiveness relative to Treasuries drew institutional investors such as banks and insurance firms, as well as investors from outside the United States. These supply-and-demand dynamics supported bond prices (thus limiting yield increases), which helped municipal bonds to outperform their taxable brethren.

Management of the funds

The rising interest rate environment of the past six months had varying effects on the Vanguard California Tax-Exempt Funds. At the shortest end of the spectrum, we maintained a short average maturity in the

Tax-Exempt Money Market Fund, which allowed us to accelerate the reinvestment of maturing issues in new, higher-yielding securities. The fund returned 1.5% during its fiscal half-year, besting the return of its peer-group average.

The California Long-Term Tax-Exempt Fund returned 1.7%, and the Intermediate-Term Tax-Exempt Fund returned 1.3%, as modest declines in the funds’ share prices were more than offset by their income returns. During the fiscal half-year, we kept the funds’ average durations at the short end of their typical ranges, a strategy that afforded some protection from rising interest rates. Meanwhile, a slight increase in bond issuance placed modest downward pressure on prices for tax-exempt securities. During the past six months, the state of California and its municipalities issued $23.1 billion in new securities, a 2.0% increase from a year ago.

Expense ratios are critical in a low-yield environment

Shareholder returns depend not only on portfolio management decisions but also on investment costs. The Vanguard California Tax-Exempt Funds’ low expense ratios are important in any environment, but especially during periods of relatively low yields. Our cost advantage enables us to generate highly competitive total returns while keeping our focus on higher-quality investments. Over time, this disciplined, conservative approach has generated strong returns, while also reaffirming that we will not take needless risks with your investment.

Kathryn T. Allen, Principal

Reid O. Smith, Principal

Vanguard Fixed Income Group

June 16, 2006

California Tax-Exempt Money Market Fund

Fund Profile

As of May 31, 2006

Financial Attributes

Yield	3.2%
Average Weighted Maturity	18 days
Average Quality[1]	MIG-1
Expense Ratio	0.13%[2]

Distribution by Credit Quality[3] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	90%
P-1/A-1/SP-1/F-1	10

1 Moody’s Investors Service.

2 Annualized.

3 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

See page 84 for a glossary of investment terms.

California Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown for this fund reflects current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 1995–May 31, 2006
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1996	3.3%	2.9%
1997	3.4	3.0
1998	3.1	2.8
1999	2.8	2.4
2000	3.4	3.1
2001	2.6	2.2
2002	1.3	0.9
2003	0.9	0.5
2004	1.1	0.6
2005	2.2	1.7
2006[2]	1.5	1.3
SEC 7-Day Annualized Yield (5/31/2006): 3.23%

Average Annual Total Returns: Periods Ended March 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
California Tax-Exempt
Money Market Fund	6/1/1987	2.58%	1.60%	2.39%

1 Returns for the Average California Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

2 Six months ended May 31, 2006.

Note: See Financial Highlights table on page 27 for dividend information.

California Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (99.1%)
ABAG Finance Auth. for Non-Profit Corp. California
(Computer History Museum) VRDO	3.450%	6/7/06 LOC	7,000	7,000
ABAG Finance Auth. for Non-Profit Corp. California
(Valley Christian Schools) VRDO	3.470%	6/7/06 LOC	10,800	10,800
ABAG Finance Auth. for Non-Profit Corp. California
(Zoological Society San Diego Zoo) VRDO	3.410%	6/7/06 LOC	35,500	35,500
[1] Alameda CA Corridor Transp. Auth. Rev. TOB VRDO	3.320%	6/7/06 (1)	9,425	9,425
Alameda-Contra Costa CA School Financing Auth.
(Capital Improvement Financing Pooled Project)
COP VRDO	3.540%	6/7/06 LOC	2,190	2,190
[1] Alvord CA USD TOB VRDO	3.240%	6/7/06 (1)	15,570	15,570
[1] Alvord CA USD TOB VRDO	3.500%	6/7/06 (1)	4,020	4,020
[1] Anaheim CA Public Finance Auth. Rev. TOB VRDO	3.500%	6/7/06 (1)	10,885	10,885
Anaheim CA Public Improvement Corp. Lease
COP VRDO	3.140%	6/7/06 (2)	11,880	11,880
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	3.340%	6/7/06 (10)	30,000	30,000
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	3.360%	6/7/06 (2)	93,020	93,020
California Community College Financing Auth. TRAN	4.000%	6/30/06 (4)	25,000	25,027
[1] California Dept. of Veteran Affairs Rev. TOB VRDO	3.550%	6/7/06	9,375	9,375
California Dept. of Veteran Affairs VRDO	3.400%	6/7/06	16,855	16,855
[1] California Dept. of Water Resources Water System
Rev. (Central Valley) TOB VRDO	3.260%	6/7/06 (3)	16,895	16,895
[1] California Dept. of Water Resources Water System
Rev. (Central Valley) TOB VRDO	3.500%	6/7/06 (1)	3,395	3,395
[1] California Dept. of Water Resources Water System
Rev. (Central Valley) TOB VRDO	3.510%	6/7/06 (1)	7,415	7,415
[1] California Dept. of Water Resources Water System
Rev. (Central Valley) TOB VRDO	3.510%	6/7/06	16,435	16,435
[1] California Educ. Fac. Auth. Rev.
(California Institute of Technology) TOB VRDO	3.500%	6/7/06	13,000	13,000
[1] California Educ. Fac. Auth. Rev.
(California Institute of Technology) TOB VRDO	3.500%	6/7/06	8,415	8,415

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] California Educ. Fac. Auth. Rev.
(California Institute of Technology) TOB VRDO	3.500%	6/7/06	5,630	5,630
California Educ. Fac. Auth. Rev.
(Pomona College) VRDO	3.420%	6/7/06	13,040	13,040
[1] California Educ. Fac. Auth. Rev.
(Stanford Univ.) VRDO	3.100%	6/7/06	4,580	4,580
California Educ. Fac. Auth. Rev.
(Stanford Univ.) VRDO	3.100%	6/7/06	7,565	7,565
California Educ. Fac. Auth. Rev.
(Stanford Univ.) VRDO	3.100%	6/7/06	9,000	9,000
California Educ. Fac. Auth. Rev.
(Univ. of San Francisco) VRDO	3.150%	6/7/06 LOC	5,900	5,900
[1] California Educ. Fac. Auth. Rev.
(Univ. of Southern California) TOB VRDO	3.500%	6/7/06	15,800	15,800
California GO CP	3.520%	7/7/06	18,100	18,100
California GO CP	3.400%	8/14/06	21,000	21,000
[1] California GO TOB VRDO	3.240%	6/7/06 (2)	4,990	4,990
[1] California GO TOB VRDO	3.500%	6/7/06 (2)	3,460	3,460
[1] California GO TOB VRDO	3.500%	6/7/06 (3)	9,900	9,900
[1] California GO TOB VRDO	3.500%	6/7/06 (10)	23,905	23,905
[1] California GO TOB VRDO	3.500%	6/7/06 (4)	24,380	24,380
[1] California GO TOB VRDO	3.510%	6/7/06 (2)	5,200	5,200
[1] California GO TOB VRDO	3.510%	6/7/06 (1)	4,645	4,645
[1] California GO TOB VRDO	3.510%	6/7/06 (1)	5,320	5,320
[1] California GO TOB VRDO	3.510%	6/7/06 (1)	5,250	5,250
California GO VRDO	3.500%	6/1/06 LOC	14,510	14,510
California GO VRDO	3.530%	6/1/06 LOC	26,825	26,825
California GO VRDO	3.100%	6/7/06 LOC	11,000	11,000
California GO VRDO	3.120%	6/7/06 LOC	25,600	25,600
California Health Fac. Finance Auth. Rev.
(Adventist Health System West Sutter Health) VRDO	3.400%	6/7/06 LOC	20,900	20,900
California Health Fac. Finance Auth. Rev.
(Adventist Health System West Sutter Health) VRDO	3.490%	6/7/06 LOC	16,700	16,700
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) VRDO	3.160%	6/7/06 LOC	25,000	25,000
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) VRDO	3.170%	6/7/06 LOC	58,300	58,300
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) VRDO	3.160%	6/7/06 (1)	7,300	7,300
California Health Fac. Finance Auth. Rev.
(Memorial Health Services) VRDO	3.200%	6/7/06	62,155	62,155
California Health Fac. Finance Auth. Rev.
(Pitzer College) VRDO	3.420%	6/7/06 LOC	8,075	8,075
[1] California Housing Finance Agency Auth. TOB VRDO	3.540%	6/7/06	50,000	50,000
[1] California Housing Finance Agency
Home Mortgage Rev. TOB VRDO	3.510%	6/7/06	6,055	6,055

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] California Housing Finance Agency
Home Mortgage Rev. TOB VRDO	3.540%	6/7/06	7,420	7,420
California Housing Finance Agency
Home Mortgage Rev. VRDO	3.550%	6/1/06	55,245	55,245
California Housing Finance Agency
Home Mortgage Rev. VRDO	3.550%	6/1/06 (2)	27,205	27,205
California Housing Finance Agency
Home Mortgage Rev. VRDO	3.550%	6/1/06	20,400	20,400
California Housing Finance Agency
Home Mortgage Rev. VRDO	3.600%	6/1/06	23,700	23,700
California Housing Finance Agency
Home Mortgage Rev. VRDO	3.230%	6/7/06 (4)	4,200	4,200
California Housing Finance Agency
Home Mortgage Rev. VRDO	3.230%	6/7/06	40,000	40,000
California Housing Finance Agency
Home Mortgage Rev. VRDO	3.230%	6/7/06 (4)	4,000	4,000
California Housing Finance Agency
Home Mortgage Rev. VRDO	3.280%	6/7/06 (4)	23,700	23,700
California Housing Finance Agency
Home Mortgage Rev. VRDO	3.280%	6/7/06	65,000	65,000
[1] California Housing Finance Agency
Single Family Mortgage Rev. TOB VRDO	3.540%	6/7/06	35,820	35,820
[1] California Housing Finance Agency
Single Family Mortgage Rev. TOB VRDO	3.540%	6/7/06	18,360	18,360
[1] California Housing Finance Agency
Single Family Mortgage Rev. TOB VRDO	3.540%	6/7/06	9,170	9,170
California Housing Finance Agency
Single Family Mortgage Rev. VRDO	3.250%	6/7/06	18,000	18,000
California Housing Finance Agency
Single Family Mortgage Rev. VRDO	3.250%	6/7/06	50,000	50,000
California Housing Finance Agency
Single Family Mortgage Rev. VRDO	3.280%	6/7/06 (2)	20,000	20,000
California Housing Finance Agency
Single Family Mortgage Rev. VRDO	3.300%	6/7/06	25,000	25,000
[1] California Infrastructure & Econ. Dev. Bank Rev.
(Bay Area Toll) TOB VRDO	3.500%	6/7/06 (2)	21,000	21,000
California Infrastructure & Econ. Dev. Bank Rev.
(Independent System Operator) VRDO	3.170%	6/7/06 (2)	20,900	20,900
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	3.170%	8/2/06	65,000	65,000
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	3.170%	8/2/06	27,000	27,000
California Infrastructure & Econ.
Dev. Bank Rev. VRDO	3.500%	6/1/06 (2)	5,000	5,000
[1] California Public Works Board Lease Rev.
(Dept. of Corrections) TOB VRDO	3.500%	6/7/06 (2)	5,155	5,155
[1] California Public Works Board Lease Rev.
(UCLA Hosp.) TOB VRDO	3.500%	6/7/06 (3)	4,845	4,845

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] California Public Works Board Lease Rev.
(Univ. of California) TOB PUT	3.600%	8/24/06 (1)	5,330	5,330
[1] California Public Works Board Lease Rev.
(Univ. of California) TOB VRDO	3.510%	6/7/06 (1)	5,020	5,020
California RAN	4.500%	6/30/06	68,000	68,080
California School Cash Reserve Program
Auth. Pool TRAN	4.000%	7/6/06 (2)	23,000	23,030
[1] California State Dept. of Water Resources
Power Supply Rev. TOB VRDO	3.460%	6/7/06 (2)	27,025	27,025
[1] California State Dept. of Water Resources
Power Supply Rev. TOB VRDO	3.500%	6/7/06 (10)	26,030	26,030
[1] California State Dept. of Water Resources
Power Supply Rev. TOB VRDO	3.500%	6/7/06 (10)	5,720	5,720
[1] California State Dept. of Water Resources
Power Supply Rev. TOB VRDO	3.510%	6/7/06 (4)	15,250	15,250
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.500%	6/1/06 LOC	16,500	16,500
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.500%	6/1/06 LOC	20,000	20,000
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.510%	6/1/06 LOC	6,400	6,400
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.510%	6/1/06 LOC	13,100	13,100
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.530%	6/1/06 LOC	12,200	12,200
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.380%	6/7/06 LOC	19,000	19,000
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.400%	6/7/06 (4)	18,500	18,500
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.430%	6/7/06 LOC	19,500	19,500
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.430%	6/7/06 (3)	184,500	184,500
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.460%	6/7/06 LOC	57,000	57,000
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.460%	6/7/06 (2)	12,000	12,000
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.460%	6/7/06 (3)	21,000	21,000
[1] California State Econ. Recovery Bonds TOB VRDO	3.500%	6/7/06	5,060	5,060
[1] California State Econ. Recovery Bonds TOB VRDO	3.510%	6/7/06 (1)	8,260	8,260
California State Econ. Recovery Bonds VRDO	3.480%	6/1/06 LOC	16,950	16,950
California State Econ. Recovery Bonds VRDO	3.500%	6/1/06	22,935	22,935
California State Econ. Recovery Bonds VRDO	3.500%	6/1/06 LOC	11,000	11,000
California State Econ. Recovery Bonds VRDO	3.500%	6/1/06 LOC	10,275	10,275
California State Econ. Recovery Bonds VRDO	3.530%	6/1/06	7,300	7,300
California State Econ. Recovery Bonds VRDO	3.530%	6/1/06	23,400	23,400

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California State Econ. Recovery Bonds VRDO	3.120%	6/7/06 LOC	21,200	21,200
California State Econ. Recovery Bonds VRDO	3.130%	6/7/06 (10)	10,000	10,000
California State Econ. Recovery Bonds VRDO	3.150%	6/7/06 (10)	30,000	30,000
California State Econ. Recovery Bonds VRDO	3.170%	6/7/06 (10)	62,875	62,875
California State Econ. Recovery Bonds VRDO	3.170%	6/7/06 (10)	16,000	16,000
California State Econ. Recovery Bonds VRDO	3.200%	6/7/06 LOC	33,990	33,990
California State Econ. Recovery Bonds VRDO	3.200%	6/7/06 (4)	10,580	10,580
[1] California State Univ. TOB VRDO	3.500%	6/7/06 (2)	33,060	33,060
[1] California State Univ. TOB VRDO	3.500%	6/7/06 (1)	38,000	38,000
[1] California State Univ. TOB VRDO	3.500%	6/7/06 (1)	19,925	19,925
California Statewide Community Dev. Auth.
Multifamily Rev. (Knoll Apartments) VRDO	3.470%	6/7/06 LOC	12,715	12,715
California Statewide Community Dev. Auth.
Multifamily Rev. (Valley Palms Apartments) VRDO	3.470%	6/7/06 LOC	13,500	13,500
California Statewide Community Dev. Auth. Rev.
(Children's Hosp. of Los Angeles) VRDO	3.140%	6/7/06 (2)	15,000	15,000
California Statewide Community Dev. Auth. Rev.
(Children's Hosp. of Los Angeles) VRDO	3.140%	6/7/06 (2)	15,000	15,000
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) VRDO	3.170%	6/7/06	26,800	26,800
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) VRDO	3.190%	6/7/06	21,300	21,300
California Statewide Community Dev. Auth. Rev.
(Museum of Art) VRDO	3.140%	6/7/06 (3)	6,125	6,125
California Statewide Community Dev. Auth. Rev.
(Univ. of San Diego) VRDO	3.200%	6/7/06 LOC	18,415	18,415
Contra Costa CA Housing Finance Agency
Home Mortgage Rev. (Park Regency) VRDO	3.470%	6/7/06 LOC	32,500	32,500
[1] Contra Costa CA Water Dist. Rev. TOB VRDO	3.510%	6/7/06 (4)	5,640	5,640
Dublin San Ramon CA Services Dist. East Bay
Muni. Util. Dist. Recycled Water Auth. CP	3.450%	8/15/06 LOC	50,000	50,000
East Bay CA Muni. Util. Dist.
Waste Water System Rev. CP	3.720%	8/10/06	37,000	37,000
East Bay CA Muni. Util. Dist.
Waste Water System Rev. CP	3.450%	8/16/06	77,700	77,700
East Bay CA Muni. Util. Dist.
Waste Water System Rev. VRDO	3.130%	6/7/06 (10)	14,400	14,400
East Bay CA Muni. Util. Dist.
Waste Water System Rev. VRDO	3.200%	6/7/06 (10)	13,200	13,200
[1] East Bay CA Muni. Util. Dist.
Water System Rev. TOB VRDO	3.500%	6/7/06 (1)	19,800	19,800
East Bay CA Muni. Util. Dist.
Water System Rev. VRDO	3.130%	6/7/06 (4)	46,095	46,095
East Bay CA Muni. Util. Dist.
Water System Rev. VRDO	3.130%	6/7/06 (10)	29,900	29,900
East Bay CA Muni. Util. Dist.
Water System Rev. VRDO	3.150%	6/7/06 (10)	13,935	13,935

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
East Bay CA Muni. Util. Dist.
Water System Rev. VRDO	3.200%	6/7/06 (10)	24,190	24,190
[1] Fontana CA Public Finance Auth.
Tax Allocation Rev. TOB VRDO	3.500%	6/7/06 (2)	1,990	1,990
Fresno CA Sewer Rev. VRDO	3.130%	6/7/06 (3)	28,000	28,000
Grant CA Joint Union High School Dist VRDO	3.360%	6/7/06 (4)	15,000	15,000
Irvine CA Public Fac. & Infrastructure Auth.
Assessment Rev. VRDO	3.520%	6/1/06 LOC	12,000	12,000
Irvine CA Ranch Water Dist. Rev. VRDO	3.460%	6/1/06 LOC	3,000	3,000
Kern County CA TRAN	4.000%	6/30/06	20,000	20,012
[1] Long Beach CA Harbor Rev. TOB VRDO	3.310%	6/7/06 (1)	16,365	16,365
[1] Long Beach CA Harbor Rev. TOB VRDO	3.520%	6/7/06 (3)	6,710	6,710
[1] Long Beach CA Harbor Rev. TOB VRDO	3.520%	6/7/06 (1)	1,810	1,810
[1] Long Beach CA Harbor Rev. TOB VRDO	3.520%	6/7/06 (1)	8,200	8,200
[1] Long Beach CA Harbor Rev. TOB VRDO	3.520%	6/7/06 (1)	5,460	5,460
[1] Long Beach CA Harbor Rev. TOB VRDO	3.520%	6/7/06 (1)	2,565	2,565
[1] Long Beach CA Harbor Rev. TOB VRDO	3.520%	6/7/06 (1)	5,200	5,200
[1] Long Beach CA Harbor Rev. TOB VRDO	3.520%	6/7/06 (1)	2,995	2,995
Long Beach CA Harbor Rev. VRDO	3.220%	6/7/06 (1)	67,675	67,675
Long Beach CA Water Rev. CP	3.400%	6/5/06	6,000	6,000
[1] Los Angeles CA Community College
Dist. GO TOB PUT	3.520%	7/13/06 (4)	13,350	13,350
[1] Los Angeles CA Community College
Dist. GO TOB PUT	3.430%	6/1/06 (4)	5,290	5,290
[1] Los Angeles CA Community College
Dist. GO TOB VRDO	3.500%	6/7/06 (4)	5,375	5,375
Los Angeles CA Community Redev.
Agency Multifamily Housing Rev.
(Metro. Lofts Apartments) VRDO	3.500%	6/7/06 LOC	17,750	17,750
Los Angeles CA Convention & Exhibit Center
Auth. Lease Rev. VRDO	3.130%	6/7/06 (2)	16,325	16,325
Los Angeles CA Dept. of Airports International
Airport Rev. VRDO	3.130%	6/7/06 LOC	20,000	20,000
Los Angeles CA Dept. of Water &
Power Rev. CP	3.420%	6/14/06	15,000	15,000
[1] Los Angeles CA Dept. of Water &
Power Rev. TOB VRDO	3.480%	6/7/06 (1)	8,350	8,350
[1] Los Angeles CA Dept. of Water &
Power Rev. TOB VRDO	3.500%	6/7/06 (4)	25,000	25,000
[1] Los Angeles CA Dept. of Water &
Power Rev. TOB VRDO	3.500%	6/7/06 (4)	13,000	13,000
[1] Los Angeles CA Dept. of Water &
Power Rev. TOB VRDO	3.500%	6/7/06 (4)	5,050	5,050
[1] Los Angeles CA Dept. of Water &
Power Rev. TOB VRDO	3.500%	6/7/06 (2)	17,555	17,555

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Los Angeles CA Dept. of Water &
Power Rev. TOB VRDO	3.500%	6/7/06 (2)	9,520	9,520
[1] Los Angeles CA Dept. of Water &
Power Rev. TOB VRDO	3.500%	6/7/06 (2)	30,000	30,000
Los Angeles CA Dept. of Water &
Power Rev. VRDO	3.460%	6/1/06	11,800	11,800
Los Angeles CA Dept. of Water &
Power Rev. VRDO	3.380%	6/7/06	22,000	22,000
Los Angeles CA Dept. of Water &
Power Rev. VRDO	3.400%	6/7/06	22,725	22,725
Los Angeles CA Dept. of Water &
Power Rev. VRDO	3.400%	6/7/06	67,700	67,700
Los Angeles CA Dept. of Water &
Power Rev. VRDO	3.420%	6/7/06	41,350	41,350
Los Angeles CA Dept. of Water &
Power Rev. VRDO	3.420%	6/7/06	37,100	37,100
Los Angeles CA Dept. of Water &
Power Rev. VRDO	3.470%	6/7/06	13,100	13,100
[1] Los Angeles CA Dept. of Water &
Power Rev. VRDO	3.500%	6/7/06 (2)	5,150	5,150
Los Angeles CA Harbor Dept. CP	3.460%	8/15/06	21,606	21,606
Los Angeles CA Multifamily Housing Rev.
(Fountain Park) VRDO	3.480%	6/7/06 LOC	10,125	10,125
Los Angeles CA Multifamily Housing Rev.
(San Regis) VRDO	3.540%	6/7/06 LOC	23,600	23,600
[1] Los Angeles CA TOB VRDO	3.510%	6/7/06 (1)	5,250	5,250
Los Angeles CA TRAN	4.000%	6/30/06	75,000	75,068
Los Angeles CA USD COP VRDO	3.200%	6/7/06 (2)	10,000	10,000
[1] Los Angeles CA USD GO TOB VRDO	3.260%	6/7/06 (1)	5,955	5,955
[1] Los Angeles CA USD GO TOB VRDO	3.260%	6/7/06 (1)	46,010	46,010
[1] Los Angeles CA USD GO TOB VRDO	3.260%	6/7/06 (3)	8,150	8,150
[1] Los Angeles CA USD GO TOB VRDO	3.500%	6/7/06 (3)	51,975	51,975
[1] Los Angeles CA USD GO TOB VRDO	3.500%	6/7/06 (1)	4,900	4,900
[1] Los Angeles CA USD GO TOB VRDO	3.510%	6/7/06 (3)	8,405	8,405
[1] Los Angeles CA USD GO TOB VRDO	3.510%	6/7/06 (1)	5,250	5,250
[1] Los Angeles CA USD GO TOB VRDO	3.510%	6/7/06 (3)	11,120	11,120
[1] Los Angeles CA USD GO TOB VRDO	3.510%	6/7/06 (2)	5,000	5,000
[1] Los Angeles CA USD GO TOB VRDO	3.510%	6/7/06 (4)	6,435	6,435
[1] Los Angeles CA USD GO TOB VRDO	3.510%	6/7/06 (1)	5,355	5,355
[1] Los Angeles CA USD GO TOB VRDO	3.510%	6/7/06 (3)	3,245	3,245
[1] Los Angeles CA USD GO TOB VRDO	3.510%	6/7/06 (3)	2,990	2,990
[1] Los Angeles CA USD GO TOB VRDO	3.510%	6/7/06 (4)	14,930	14,930
[1] Los Angeles CA USD TOB VRDO	3.490%	6/7/06 (3)	5,270	5,270
[1] Los Angeles CA USD TOB VRDO	3.500%	6/7/06 (4)	12,865	12,865
Los Angeles CA USD TRAN	4.250%	10/18/06	25,000	25,125

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA USD TRAN	4.500%	10/18/06	50,000	50,297
[1] Los Angeles CA Wastewater System
Rev. TOB VRDO	3.500%	6/7/06 (4)	8,665	8,665
[1] Los Angeles CA Wastewater System
Rev. TOB VRDO	3.500%	6/7/06 (4)	32,750	32,750
[1] Los Angeles CA Wastewater System
Rev. TOB VRDO	3.500%	6/7/06 (1)	25,000	25,000
[1] Los Angeles CA Wastewater System
Rev. TOB VRDO	3.500%	6/7/06 (1)	29,035	29,035
Los Angeles CA Wastewater System
Rev. VRDO	3.360%	6/7/06 (3)	25,000	25,000
Los Angeles CA Wastewater System
Rev. VRDO	3.440%	6/7/06 (3)	23,000	23,000
Los Angeles County CA Housing Auth.
Multifamily Housing Rev. VRDO	3.230%	6/7/06 LOC	6,390	6,390
Los Angeles County CA Metro. Transp. Auth. CP	3.560%	8/9/06 LOC	10,000	10,000
[1] Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev. TOB VRDO	3.500%	6/7/06 (1)	24,750	24,750
[1] Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev. TOB VRDO	3.500%	6/7/06 (1)	9,565	9,565
[1] Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev. TOB VRDO	3.510%	6/1/06 (1)	11,610	11,610
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev. VRDO	3.140%	6/7/06 (3)	36,000	36,000
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev. VRDO	3.360%	6/7/06 (1)	69,215	69,215
Los Angeles County CA Pension Obligations VRDO	3.140%	6/7/06 (2)	20,305	20,305
Los Angeles County CA Pension Obligations VRDO	3.140%	6/7/06 (2)	9,200	9,200
Los Angeles County CA TRAN	4.000%	6/30/06	57,420	57,479
Manteca CA Redev. Agency Tax Allocation
Rev. VRDO	3.540%	6/1/06 (10)	2,100	2,100
Metro. Water Dist. of Southern California Rev. VRDO	3.450%	6/1/06	13,400	13,400
Metro. Water Dist. of Southern California Rev. VRDO	3.530%	6/1/06	23,200	23,200
Metro. Water Dist. of Southern California Rev. VRDO	3.140%	6/7/06	33,300	33,300
Metro. Water Dist. of Southern California Rev. VRDO	3.350%	6/7/06	5,295	5,295
Metro. Water Dist. of Southern California Rev. VRDO	3.400%	6/7/06	3,500	3,500
Metro. Water Dist. of Southern California Rev. VRDO	3.400%	6/7/06	21,300	21,299
Metro. Water Dist. of Southern California Rev. VRDO	3.400%	6/7/06	19,000	19,000
Metro. Water Dist. of Southern California Rev. VRDO	3.420%	6/7/06	19,300	19,300
Metro. Water Dist. of Southern California Rev. VRDO	3.420%	6/7/06	34,800	34,800
Metro. Water Dist. of Southern California Rev. VRDO	3.430%	6/7/06	26,400	26,400
Metro. Water Dist. of Southern California Rev. VRDO	3.430%	6/7/06	10,400	10,400
Mission Viejo CA Community Dev. Financing Auth.
(Mission Viejo Mall Improvement) VRDO	3.170%	6/7/06 LOC	29,000	29,000
Newport Beach CA Rev.
(Hoag Memorial Hosp.) VRDO	3.520%	6/1/06	14,280	14,280

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Newport Beach CA Rev.
(Hoag Memorial Hosp.) VRDO	3.520%	6/1/06	1,730	1,730
Newport Beach CA Rev.
(Hoag Memorial Hosp.) VRDO	3.520%	6/1/06	4,000	4,000
Newport Beach CA Rev.
(Hoag Memorial Hosp.) VRDO	3.220%	6/7/06	25,000	25,000
Newport Beach CA Rev.
(Hoag Memorial Hosp.) VRDO	3.220%	6/7/06	10,200	10,200
Northern California Power Agency
(Hydroelectric Project) VRDO	3.170%	6/7/06 (1)	34,250	34,250
[1] Oakland CA Sewer Rev. TOB VRDO	3.500%	6/7/06 (4)	2,445	2,445
Oakland CA TRAN	4.000%	7/17/06	25,000	25,042
Oceanside CA Multifamily Housing Rev.
(Lakeridge Apartments) VRDO	3.190%	6/7/06 LOC	36,940	36,940
Orange County CA Apartment Dev. Rev. VRDO	3.420%	6/7/06 LOC	58,200	58,200
Orange County CA Sanitation Dist. COP VRDO	3.480%	6/1/06	65,000	65,000
Orange County CA Sanitation Dist. COP VRDO	3.360%	6/7/06 (2)	36,945	36,945
Orange County CA Water Dist. COP VRDO	3.140%	6/7/06	25,000	25,000
Otay CA Water Dist. (Capital Project) COP VRDO	3.170%	6/7/06 LOC	9,900	9,900
Pasadena CA COP
(City Hall & Park Improvement Project) VRDO	3.440%	6/7/06 (2)	38,000	38,000
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.) VRDO	3.540%	6/1/06 (2)	3,000	3,000
Port of Oakland CA CP	3.620%	6/9/06 LOC	29,000	29,000
[1] Port of Oakland CA Rev. TOB PUT	3.600%	8/24/06 (3)	6,960	6,960
[1] Port of Oakland CA Rev. TOB VRDO	3.500%	6/7/06 (3)	3,803	3,803
[1] Port of Oakland CA Rev. TOB VRDO	3.500%	6/7/06 (3)	5,775	5,775
[1] Port of Oakland CA Rev. TOB VRDO	3.520%	6/7/06 (3)	4,730	4,730
[1] Port of Oakland CA Rev. TOB VRDO	3.520%	6/7/06 (3)	5,410	5,410
[1] Port of Oakland CA Rev. TOB VRDO	3.520%	6/7/06 (3)	5,245	5,245
[1] Port of Oakland CA Rev. TOB VRDO	3.520%	6/7/06 (3)	2,770	2,770
[1] Port of Oakland CA Rev. TOB VRDO	3.520%	6/7/06 (3)	2,620	2,620
[1] Port of Oakland CA Rev. TOB VRDO	3.520%	6/7/06 (3)	2,645	2,645
[1] Riverside California Community College Dist. TOB PUT	3.600%	8/24/06 (4)	5,475	5,475
[1] Riverside County CA (Election 2003) TOB VRDO	3.510%	6/7/06 (10)	5,210	5,210
[1] Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	3.500%	6/7/06 (1)	2,090	2,090
[1] Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	3.500%	6/7/06 (3)	12,000	12,000
Sacramento County CA
(Administration Center & Courthouse) VRDO	3.460%	6/7/06 LOC	28,520	28,520
[1] Sacramento County CA Sanitation Dist.
Financing Auth. TOB PUT	3.400%	6/1/06 (1)	15,535	15,535
[1] Sacramento County CA Sanitation Dist.
Financing Auth. TOB VRDO	3.500%	6/7/06 (2)	7,530	7,530
[1] Sacramento County CA Sanitation Dist.
Financing Auth. TOB VRDO	3.500%	6/7/06 (2)	6,435	6,435

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sacramento County CA TRAN	4.000%	7/10/06	15,630	15,651
[1] San Diego CA Community College Dist.
GO TOB VRDO	3.500%	6/7/06 (4)	37,985	37,985
[1] San Diego CA Community College Dist.
GO TOB VRDO	3.510%	6/7/06 (4)	10,350	10,350
San Diego CA County &
School Dist. TRAN	4.000%	7/14/06	80,000	80,132
San Diego CA Housing Auth. Multifamily
Housing Rev. (Canyon Rim Apartments) VRDO	3.470%	6/7/06 LOC	32,440	32,440
[1] San Diego CA USD TOB PUT	3.430%	6/1/06 (4)	8,140	8,140
[1] San Diego CA USD TOB PUT	3.430%	6/1/06 (4)	8,570	8,570
[1] San Diego CA USD TOB VRDO	3.500%	6/7/06 (3)	2,465	2,465
[1] San Diego CA USD TOB VRDO	3.510%	6/7/06 (3)	5,635	5,635
[1] San Diego CA USD TOB VRDO	3.510%	6/7/06 (3)	3,135	3,135
San Diego CA USD TRAN	4.000%	7/24/06	50,000	50,097
[1] San Diego County CA COP TOB VRDO	3.500%	6/7/06 (2)	6,270	6,270
San Diego County CA Teeter Obligation CP	3.450%	6/20/06 LOC	17,190	17,190
San Diego County CA Water Auth. CP	3.550%	8/7/06	31,100	31,100
San Diego County CA Water Auth. CP	3.600%	8/7/06	5,000	5,000
[1] San Diego County CA Water Auth. Rev.
COP TOB VRDO	3.510%	6/7/06 (4)	8,295	8,295
[1] San Francisco CA Bay Area Rapid Transit Dist.
Sales Tax Rev. TOB VRDO	3.510%	6/7/06 (3)	2,745	2,745
San Francisco CA City & County
(Laguna Honda Hosp.) VRDO	3.330%	6/7/06 (1)	6,000	6,000
San Francisco CA City & County Finance Corp.
Lease Rev. (Moscone Center Expansion) VRDO	3.330%	6/7/06 (2)	44,900	44,900
[1] San Francisco CA City & County International
Airport Rev. TOB VRDO	3.240%	6/7/06 (3)	10,110	10,110
San Francisco CA City & County International
Airport Rev. VRDO	3.180%	6/7/06 (10)	20,000	20,000
San Francisco CA City & County International
Airport Rev. VRDO	3.210%	6/7/06 (10)	60,900	60,900
San Francisco CA City & County International
Airport Rev. VRDO	3.220%	6/7/06 (10)	20,000	20,000
San Francisco CA City & County International
Airport Rev. VRDO	3.230%	6/7/06 (10)	39,000	39,000
San Francisco CA City & County International
Airport Rev. VRDO	3.230%	6/7/06 (10)	20,000	20,000
San Francisco CA City & County International
Airport Rev. VRDO	3.260%	6/7/06 (10)	10,700	10,700
[1] San Francisco CA City & County Public Util.
Comm. Rev. TOB VRDO	3.500%	6/7/06 (4)	22,000	22,000
[1] San Francisco CA City & County Public Util.
TOB VRDO	3.260%	6/7/06 (1)	8,585	8,585
[1] San Francisco CA City & County USD TOB VRDO	3.500%	6/7/06 (4)	2,760	2,760

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] San Francisco CA City & County USD TOB VRDO	3.500%	6/7/06 (4)	2,645	2,645
San Francisco CA USD TRAN	4.500%	11/21/06	75,000	75,453
San Francisco County CA Transp. Auth. CP	3.430%	7/11/06	10,250	10,250
San Jose CA Financing Auth. Lease Rev. VRDO	3.520%	6/7/06 (10)	12,700	12,700
[1] San Jose CA Redev. Agency TOB VRDO	3.510%	6/7/06 (1)	5,345	5,345
San Jose CA Redev. Agency VRDO	3.230%	6/7/06 LOC	16,500	16,500
San Jose CA Redev. Agency VRDO	3.230%	6/7/06 LOC	10,000	10,000
[1] San Jose CA USD GO TOB VRDO	3.500%	6/7/06 (3)	5,445	5,445
San Jose/Santa Clara CA Clean Water &
Sewer Finance Auth. VRDO	3.140%	6/7/06 (4)	13,200	13,200
[1] San Ramon Valley CA USD GO TOB VRDO	3.510%	6/7/06 (4)	5,195	5,195
[1] San Ramon Valley CA USD GO TOB VRDO	3.510%	6/7/06 (4)	3,375	3,375
Santa Rosa CA Waste Water Rev. VRDO	3.440%	6/7/06 LOC	14,000	14,000
[1] Saugus CA USD TOB VRDO	3.510%	6/7/06 (4)	4,870	4,870
Sonoma County CA TRAN	4.250%	10/16/06	44,400	44,619
[1] Southern California Home Financing Auth.
Single Family Mortgage Rev. TOB VRDO	3.540%	6/7/06	62,695	62,695
Southern California Home Financing Auth.
Single Family Mortgage Rev. VRDO	3.290%	6/7/06	21,000	21,000
Southern California Public Power Auth. Rev.
(Palo Verde Project) VRDO	3.140%	6/7/06 (2)	18,870	18,870
Southern California Public Power Auth. Rev.
(Transmission Project) VRDO	3.110%	6/7/06 (4)	55,150	55,150
Southern California Public Power Auth. Rev.
(Transmission Project) VRDO	3.110%	6/7/06 (4)	6,595	6,595
Southern California Public Power Auth. Rev.
(Transmission Project) VRDO	3.160%	6/7/06 (4)	41,165	41,165
Univ. of California Regents CP	3.320%	6/1/06	13,100	13,100
Univ. of California Regents CP	3.320%	6/1/06	16,600	16,600
Univ. of California Regents CP	3.470%	6/6/06	5,000	5,000
Univ. of California Regents CP	3.440%	6/7/06	20,000	20,000
Univ. of California Regents CP	3.440%	6/8/06	12,700	12,700
Univ. of California Regents CP	3.450%	6/12/06	12,500	12,500
Univ. of California Regents CP	3.540%	8/4/06	25,000	25,000
[1] Univ. of California Rev. TOB PUT	3.430%	6/1/06 (4)	2,620	2,620
[1] Univ. of California Rev. TOB VRDO	3.230%	6/7/06 (4)	7,000	7,000
[1] Univ. of California Rev. TOB VRDO	3.500%	6/7/06 (2)	10,875	10,875
[1] Univ. of California Rev. TOB VRDO	3.500%	6/7/06 (2)	11,670	11,670
[1] Univ. of California Rev. TOB VRDO	3.500%	6/7/06 (2)	2,450	2,450
[1] Univ. of California Rev. TOB VRDO	3.500%	6/7/06 (3)	3,015	3,015
[1] Univ. of California Rev. TOB VRDO	3.500%	6/7/06 (4)	20,000	20,000
[1] Univ. of California Rev. TOB VRDO	3.500%	6/7/06 (4)	6,470	6,470
Ventura County CA TRAN	4.000%	7/3/06	50,000	50,063
[1] West Contra Costa CA USD TOB VRDO	3.320%	6/7/06 (3)	9,960	9,960

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Westlands CA Water Dist. COP TOB VRDO	3.510%	6/7/06 (1)	12,600	12,600
[1] William S. Hart CA Union High School Dist.
GO TOB VRDO	3.320%	6/7/06 (4)	13,970	13,970
[1] Yosemite CA Community College Dist. TOB VRDO	3.500%	6/7/06 (3)	11,680	11,680

Outside California:
[1] Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.460%	6/7/06 (3)	7,970	7,970
[1] Puerto Rico GO TOB VRDO	3.190%	6/7/06 (1)	24,995	24,995
[1] Puerto Rico GO TOB VRDO	3.190%	6/7/06 (4)	16,680	16,680
[1] Puerto Rico GO TOB VRDO	3.470%	6/7/06 (3)	14,655	14,655
[1] Puerto Rico Govt. Dev. Bank CP	3.250%	7/24/06 LOC	11,000	11,000
Puerto Rico TRAN	4.500%	7/28/06 LOC	18,000	18,036
Total Municipal Bonds (Cost $6,517,394)				6,517,394
Other Assets and Liabilities (0.9%)
Other Assets—Note B				91,072
Liabilities				(32,443)
				58,629
Net Assets (100%)
Applicable to 6,575,843,344 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)				6,576,023
Net Asset Value Per Share				$1.00

At May 31, 2006, net assets consisted of:
			Amount	Per
			($000)	Share
Paid-in Capital			6,575,969	$1.00
Undistributed Net Investment Income			—	—
Accumulated Net Realized Gains			54	—
Unrealized Appreciation			—	—
Net Assets			6,576,023	$1.00

•	See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of these securities was $1,644,153,000, representing 25.0% of net assets.

California Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2006
($000)
Investment Income
Income
Interest	100,499
Total Income	100,499
Expenses
The Vanguard Group—Note B
Investment Advisory Services	287
Management and Administrative	2,856
Marketing and Distribution	974
Custodian Fees	20
Shareholders’ Reports	16
Trustees’ Fees and Expenses	3
Total Expenses	4,156
Net Investment Income	96,343
Realized Net Gain (Loss) on Investment Securities Sold	186
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	96,529

California Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	96,343	121,386
Realized Net Gain (Loss)	186	(115)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	96,529	121,271
Distributions
Net Investment Income	(96,343)	(121,386)
Realized Capital Gain	—	—
Total Distributions	(96,343)	(121,386)
Capital Share Transactions (at $1.00)
Issued	3,435,815	6,043,992
Issued in Lieu of Cash Distributions	91,079	114,342
Redeemed	(3,113,442)	(4,753,616)
Net Increase (Decrease) from Capital Share Transactions	413,452	1,404,718
Total Increase (Decrease)	413,638	1,404,603
Net Assets
Beginning of Period	6,162,385	4,757,782
End of Period	6,576,023	6,162,385

California Tax-Exempt Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.015	.021	.010	.009	.013	.025
Net Realized and Unrealized
Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.015	.021	.010	.009	.013	.025
Distributions
Dividends from
Net Investment Income	(.015)	(.021)	(.010)	(.009)	(.013)	(.025)
Distributions from
Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.015)	(.021)	(.010)	(.009)	(.013)	(.025)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.51%	2.17%	1.05%	0.91%	1.33%	2.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,576	$6,162	$4,758	$3,967	$3,594	$2,774
Ratio of Total Expenses to
Average Net Assets	0.13%[1]	0.13%	0.13%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	3.01%[1]	2.17%	1.06%	0.90%	1.32%	2.54%

1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard California Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2006, the fund had contributed capital of $695,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.69% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

California Intermediate-Term Tax-Exempt Fund

Fund Profile

As of May 31, 2006

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	554	4,191	37,743
Yield		—	—
Investor Shares	3.9%
Admiral Shares	4.0%
Yield to Maturity	4.0%[3]	3.9%	4.2%
Average Coupon	5.0%	5.1%	5.1%
Average Effective
Maturity	5.8 years	6.1 years	6.9 years
Average Quality	AA+	AAA	AA+
Average Duration	4.6 years	5.1 years	5.4 years
Expense Ratio		—	—
Investor Shares	0.17%[4]
Admiral Shares	0.09%[4]
Short-Term Reserves	0%	—	—

Distribution by Maturity (% of portfolio)

Under 1 Year	10%
1–5 Years	32
5–10 Years	48
10–20 Years	10

Volatility Measures
		Comparative		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	0.98	1.00	0.97	1.00
Beta	0.89	1.00	0.90	1.00

Distribution by Credit Quality (% of portfolio)

AAA	79%
AA	5
A	12
BBB	4

1 Lehman 7 Year Municipal Bond Index.
2 Lehman Municipal Bond Index.
3 Before Expenses.
4 Annualized.
See page 84 for a glossary of investment terms.

California Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1995–May 31, 2006
		Investor Shares
				Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1996	1.3%	5.1%	6.4%	5.2%
1997	1.0	4.9	5.9	6.0
1998	2.7	4.8	7.5	7.3
1999	–4.1	4.4	0.3	0.5
2000	3.0	5.0	8.0	6.6
2001	2.8	4.6	7.4	8.1
2002	1.5	4.4	5.9	7.0
2003	1.7	4.1	5.8	7.0
2004	–1.5	3.9	2.4	2.9
2005	–1.8	3.9	2.1	2.2
2006[2]	–0.7	2.0	1.3	1.1

Average Annual Total Returns: Periods Ended March 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	3/4/1994	2.89%	4.09%	0.72%	4.47%	5.19%
Admiral Shares	11/12/2001	2.96	3.48[3]	—	—	—

1 Lehman 7 Year Municipal Bond Index.
2 Six months ended May 31, 2006.
3 Return since inception.
Note: See Financial Highlights tables on pages 53 and 54 for dividend and capital gains information.

California Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (99.5%)
ABAG Finance Auth. for Non-Profit Corp. California
(Children’s Hosp. Medical Center) COP	6.000%	12/1/15 (2)	9,180	9,954
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/14 (1)	10,150	10,673
Alameda County CA (Medical Center) COP	5.250%	6/1/08 (1)(ETM)	1,965	2,028
Alameda County CA (Medical Center) COP	5.250%	6/1/09 (1)(ETM)	2,910	3,027
Alameda County CA (Medical Center) COP	5.250%	6/1/12 (1)(ETM)	1,595	1,657
Alameda County CA (Medical Center) COP	5.250%	6/1/13 (1)(ETM)	1,785	1,854
Alameda County CA (Medical Center) COP	5.375%	6/1/14 (1)(ETM)	1,880	1,957
Alameda County CA (Medical Center) COP	5.375%	6/1/15 (1)(ETM)	3,960	4,123
Alameda County CA COP	5.375%	12/1/10 (1)	2,000	2,139
Alameda County CA COP	5.375%	12/1/12 (1)	11,000	11,932
Alameda County CA COP	5.375%	12/1/13 (1)	13,930	15,124
Alameda County CA COP	5.375%	12/1/14 (1)	4,790	5,201
Alameda County CA COP	5.375%	12/1/15 (1)	1,500	1,623
Anaheim CA Public Finance Auth.
Electric System Rev.	5.250%	10/1/14 (4)	2,330	2,510
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/15 (4)	4,010	4,216
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/16 (4)	5,000	5,230
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/16 (1)	1,915	2,031
Anaheim CA Public Finance Auth.
Electric System Rev.	5.250%	10/1/17 (4)	2,750	2,947
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	1,000	1,088
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	1,250	1,361
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	2,235	2,433
Antioch CA Public Finance Auth. Reassessment Rev.	5.000%	9/2/13 (2)	11,470	11,732
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/22	11,825	12,376
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/26	15,500	16,097
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	3.360%	6/7/06 (2)	4,490	4,490

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Burbank CA Public Finance Auth.	5.250%	12/1/12 (2)	3,540	3,830
Burbank CA Public Finance Auth.	5.250%	12/1/13 (2)	4,615	5,021
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/11 (3)	2,465	2,011
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/12 (3)	2,525	1,967
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/13 (3)	2,590	1,923
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/14 (3)	2,655	1,872
California County CA Tobacco Securitization Agency	0.000%	6/1/21	15,000	11,997
California Dept. of Transp. Rev. Federal Highway
Grant Anticipation Bonds	5.000%	2/1/08 (2)	13,500	13,826
California Dept. of Veteran Affairs Rev.	4.950%	12/1/12	2,375	2,441
California Dept. of Veteran Affairs Rev.	5.050%	12/1/13	4,030	4,149
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/12 (3)	3,640	3,894
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/14	360	414
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/15	380	441
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/16	400	468
California Educ. Fac. Auth. Rev.
(Univ. of Southern California)	5.600%	10/1/09	2,680	2,796
California GO	5.500%	6/1/06	3,260	3,260
California GO	6.500%	2/1/08	1,120	1,170
California GO	5.750%	12/1/09 (3)	11,765	12,589
California GO	5.750%	2/1/11 (3)	6,500	7,065
California GO	5.000%	6/1/12	16,280	17,225
California GO	5.400%	12/1/14 (1)	2,780	2,851
California GO	5.375%	4/1/15	7,095	7,587
California GO	5.250%	2/1/18 (1)	5,000	5,480
California GO	5.000%	8/1/19	30,000	31,344
California GO	5.000%	3/1/20	55,385	57,610
California GO	5.000%	8/1/23 (4)	32,120	33,461
California GO VRDO	3.500%	6/1/06 LOC	26,650	26,650
California GO VRDO	3.100%	6/7/06 LOC	13,200	13,200
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/16	2,170	2,235
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/19	1,025	1,048
California Health Fac. Finance Auth. Rev.
(California-Nevada Methodist)	5.000%	7/1/26	1,740	1,768
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.750%	7/1/06 (1)(Prere.)	1,505	1,538
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	85	88

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	95	99
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	75	78
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	105	109
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	95	99
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	975	1,014
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	1,060	1,102
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	905	941
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	1,170	1,217
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	1,075	1,118
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/08 (1)	2,230	2,315
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/09 (1)	2,425	2,513
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.875%	7/1/09 (2)	615	628
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/10 (1)	2,080	2,156
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.750%	7/1/10 (1)	5,495	5,613
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/11 (1)	2,675	2,772
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/12 (1)	2,465	2,555
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/14	4,000	4,190
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	2,085
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	4,758
California Health Fac. Finance Auth. Rev.
(Children’s Hosp.)	6.000%	7/1/06 (1)	1,000	1,002
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/09 (4)(ETM)	6,290	6,575
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	0.000%	10/1/09 (1)	7,140	6,277
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	10/1/09 (2)(ETM)	10,525	10,995
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/10 (4)(ETM)	5,310	5,565

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/11 (4)(ETM)	7,250	7,598
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	10/1/16 (ETM)	5,000	5,216
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/14 (2)	2,280	2,424
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/15 (2)	2,245	2,372
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/16 (2)	2,515	2,658
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/17 (2)	2,630	2,748
California Health Fac. Finance Auth. Rev.
(Pomona Valley Hosp.)	5.750%	7/1/06 (1)	2,415	2,419
California Health Fac. Finance Auth. Rev.
(Pomona Valley Hosp.)	5.500%	7/1/10 (1)	3,570	3,700
California Health Fac. Finance Auth. Rev.
(Sisters of Providence)	6.000%	10/1/09 (2)	4,490	4,819
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/14	2,715	2,827
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/15	3,000	3,112
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/16	6,275	6,497
California Health Fac. Finance Auth. Rev.
(Summit Medical Center)	5.250%	5/1/09 (4)	3,500	3,586
California Health Fac. Finance Auth. Rev.
(Summit Medical Center)	5.250%	5/1/11 (4)	1,700	1,742
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.500%	8/15/12 (4)	5,410	5,616
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.500%	8/15/12 (4)	3,000	3,114
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	1,300	1,401
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	2,935	3,162
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	2,245	2,419
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/14	2,500	2,663
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/15	3,500	3,719
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/16	4,500	4,774
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/10	1,325	1,377
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/11	1,275	1,330

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/12	2,950	3,081
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/13	2,350	2,439
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/14	2,250	2,389
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/15	2,430	2,573
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/16	3,620	3,826
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/17	3,820	4,025
California Infrastructure & Econ. Dev. Bank Rev.
(Workers’ Compensation)	5.250%	10/1/13 (2)	18,000	19,590
California PCR Financing Auth. Rev.
(San Diego Gas & Electric)	5.900%	6/1/14 (1)	17,135	19,314
California PCR Financing Auth. Solid Waste
Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	5,000	5,193
California PCR Financing Auth. Solid Waste
Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	5,000	5,193
California Public Works Board Lease Rev.
(Butterfield)	5.000%	6/1/20	3,895	4,026
California Public Works Board Lease Rev.
(California State Univ.)	5.300%	10/1/15 (2)	6,655	6,917
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/07	3,600	3,646
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/08	7,085	7,254
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/09	9,000	9,301
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/10	4,000	4,167
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/11	3,500	3,669
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/12	5,000	5,258
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/12 (1)	10,625	11,355
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.375%	11/1/14 (1)	4,400	4,517
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/18 (2)	27,790	29,304
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/21	10,000	10,776
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/22	10,000	10,756
California Public Works Board Lease Rev.
(Secretary of State)	6.500%	12/1/08 (2)	5,000	5,345

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Rev.
(Univ. of California)	5.500%	9/1/09 (2)	4,015	4,186
California Public Works Board Lease Rev.
(Univ. of California)	5.375%	10/1/16 (1)	4,750	4,933
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/09	10,000	10,470
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/10	3,500	3,712
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/11	7,000	7,507
California State Dept. of Water Resources
Power Supply Rev.	5.250%	5/1/12 (1)	10,000	10,767
California State Dept. of Water Resources
Power Supply Rev.	5.375%	5/1/12 (10)(Prere.)	9,000	9,845
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/13 (2)	16,985	18,525
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/14	12,500	13,953
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.510%	6/1/06 LOC	33,300	33,300
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.530%	6/1/06 LOC	5,300	5,300
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.390%	6/7/06 (4)	4,000	4,000
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.400%	6/7/06 (4)	15,000	15,000
California State Econ. Recovery Bonds	5.000%	7/1/09	22,000	22,819
California State Econ. Recovery Bonds	5.000%	7/1/17 (3)	28,000	29,526
California State Econ. Recovery Bonds PUT	5.000%	7/1/07	10,000	10,140
California State Econ. Recovery Bonds VRDO	3.500%	6/1/06	4,400	4,400
California State Econ. Recovery Bonds VRDO	3.500%	6/1/06 LOC	26,900	26,900
California State Univ. Rev. Systemwide	5.375%	11/1/14 (3)	5,390	5,856
California State Univ. Rev. Systemwide	5.000%	11/1/22 (2)	21,090	22,062
California Statewide Communities Dev. Auth. PCR
(Southern California Edison) PUT	4.250%	4/1/16 (3)	15,000	14,904
California Statewide Communities Dev. Auth. PCR
(Southern California Edison) PUT	4.250%	4/1/16 (3)	25,000	24,839
California Statewide Community Dev. Auth.
Multifamily Rev. (Archstone/Seascape) PUT	5.250%	6/1/08	2,000	2,035
California Statewide Community Dev. Auth. Rev.
(Adventist Health)	5.000%	3/1/25	14,975	15,130
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/09 (ETM)	1,130	1,165
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/09	770	789
California Statewide Community Dev. Auth. Rev.
(Children’s Hosp. of Los Angeles) COP	6.000%	6/1/08 (1)	1,000	1,046

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Community Dev. Auth. Rev.
(Children’s Hosp. of Los Angeles) COP	6.000%	6/1/11 (1)	2,365	2,606
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/11	2,400	2,516
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/12	1,500	1,578
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/13	1,250	1,314
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/22	5,155	5,211
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/24	5,000	5,125
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/25	2,500	2,559
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	4.900%	5/15/08	1,440	1,454
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.050%	5/15/08	2,500	2,528
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.250%	5/15/13	5,545	5,693
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.450%	5/1/11	8,750	8,399
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) VRDO	3.190%	6/7/06	7,000	7,000
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.125%	6/1/13 (2)	1,530	1,563
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.250%	6/1/14 (2)	1,610	1,647
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/13	6,920	7,641
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/14	5,335	5,861
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/15	7,780	8,575
California Statewide Community Dev. Auth. Rev.
(Republic Services Inc.)	4.950%	12/1/12	11,500	11,930
California Statewide Community Dev. Auth. Rev.
(Sherman Oaks Foundation)	5.500%	8/1/15 (2)	4,685	4,839
California Veterans GO	4.850%	12/1/11	1,750	1,796
California Veterans GO	5.400%	12/1/14	4,445	4,562
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)	6.500%	8/1/10 (2)	3,095	3,422
Clovis CA USD GO	0.000%	8/1/07 (3)(ETM)	15,000	14,388
Clovis CA USD GO	0.000%	8/1/08 (3)(ETM)	14,265	13,172
Clovis CA USD GO	0.000%	8/1/12 (3)	4,715	3,674
Clovis CA USD GO	0.000%	8/1/18 (3)	3,645	2,075
Clovis CA USD GO	0.000%	8/1/25 (3)	11,630	4,573

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Compton CA USD GO	5.250%	9/1/13 (1)(Prere.)	1,295	1,411
Compton CA USD GO	5.250%	9/1/13 (1)(Prere.)	1,460	1,591
Compton CA USD GO	5.250%	9/1/13 (1)(Prere.)	1,645	1,793
Contra Costa CA (Merrithew Memorial Hosp.) COP	6.000%	11/1/07 (1)	2,000	2,066
Culver City CA Redev. Financing Auth.	5.375%	11/1/16 (4)	3,260	3,484
Fontana CA Public Finance Auth. Subordinate Lien
Tax Allocation Rev. Bonds	5.000%	10/1/21 (2)	2,145	2,243
Fontana CA Public Finance Auth. Subordinate Lien
Tax Allocation Rev. Bonds	5.000%	10/1/23 (2)	2,875	2,992
Fontana CA Public Finance Auth. Subordinate Lien
Tax Allocation Rev. Bonds	5.000%	10/1/24 (2)	3,475	3,609
Fontana CA Public Finance Auth. Subordinate Lien
Tax Allocation Rev. Bonds	5.000%	10/1/26 (2)	4,480	4,635
[1] Foothill/Eastern Corridor Agency
California Toll Road Rev.	5.250%	1/15/13 (1)	5,000	5,292
[1] Foothill/Eastern Corridor Agency
California Toll Road Rev.	5.375%	1/15/15 (1)	5,000	5,315
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/10 (Prere.)	1,150	1,263
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/10 (Prere.)	1,235	1,357
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/11	1,330	1,459
Fremont CA Union High School Dist. GO	5.000%	9/1/19 (3)	6,000	6,331
Fremont CA Union High School Dist. GO	5.000%	9/1/20 (3)	2,500	2,632
Fremont CA Union High School Dist. GO	5.000%	9/1/21 (3)	5,000	5,249
Fremont CA Union High School Dist. GO	5.000%	9/1/22 (3)	5,000	5,237
Fremont CA Union High School Dist. GO	5.000%	9/1/23 (3)	1,970	2,059
Fresno CA Airport Rev.	6.000%	7/1/13 (4)	2,975	3,215
Fresno CA Airport Rev.	6.000%	7/1/15 (4)	2,290	2,478
Glendale CA School Dist. GO	5.750%	9/1/17 (3)	3,790	3,958
Golden State Tobacco Securitization Corp. California	5.500%	6/1/07 (Prere.)	22,000	22,415
Imperial Irrigation Dist. of California
(Electric System) COP	5.200%	11/1/09 (1)	6,975	7,325
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.000%	11/1/10 (2)	1,470	1,548
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.000%	11/1/11 (2)	1,665	1,767
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.125%	11/1/12 (2)	2,540	2,727
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.125%	11/1/13 (2)	1,870	2,017
Irvine CA Public Fac. & Infrastructure
Auth. Assessment Rev.	4.600%	9/2/15 (2)	2,925	3,007
Irvine CA Public Fac. & Infrastructure
Auth. Assessment Rev.	4.700%	9/2/16 (2)	3,045	3,131
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/25 (2)	8,645	8,962
Kings River Conservation Dist. California COP	5.000%	5/1/13	2,315	2,412

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kings River Conservation Dist. California COP	5.000%	5/1/14	3,500	3,668
Kings River Conservation Dist. California COP	5.000%	5/1/15	2,000	2,098
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,040	1,132
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,200	1,306
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,380	1,502
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/18	8,665	8,830
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/09 (2)	3,735	4,017
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/10 (2)	3,860	4,220
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/17 (2)	3,670	4,142
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/14 (2)	3,435	3,719
Long Beach CA Finance Auth. Lease Rev.
(Rainbow Harbor)	5.250%	5/1/09 (2)(Prere.)	2,035	2,145
Long Beach CA Harbor Rev.	4.000%	5/15/08 (3)	6,820	6,850
Long Beach CA Harbor Rev.	5.500%	5/15/08	8,095	8,351
Long Beach CA Harbor Rev.	6.000%	5/15/09 (3)	2,770	2,934
Long Beach CA Harbor Rev.	6.000%	5/15/10 (3)	3,200	3,442
Long Beach CA Harbor Rev.	6.000%	5/15/11 (3)	1,000	1,091
Long Beach CA Harbor Rev.	5.000%	5/15/12 (3)	7,100	7,472
Long Beach CA Harbor Rev.	5.750%	5/15/12	10,050	10,750
Long Beach CA Harbor Rev.	6.000%	5/15/12 (3)	4,000	4,415
Long Beach CA Harbor Rev.	6.000%	5/15/13 (3)	6,700	7,467
Long Beach CA Harbor Rev.	6.000%	5/15/14 (3)	7,405	8,322
Los Angeles CA Community College Dist. GO	5.500%	8/1/11 (1)(Prere.)	6,250	6,779
Los Angeles CA Community College Dist. GO	5.000%	8/1/21 (4)	15,000	15,741
Los Angeles CA Convention & Exhibit Center Auth.
Lease Rev.	6.000%	8/15/10 (1)	10,975	11,956
Los Angeles CA Convention & Exhibit Center Auth.
Lease Rev.	6.125%	8/15/11 (1)	1,300	1,445
Los Angeles CA COP	5.000%	4/1/14 (2)	1,435	1,520
Los Angeles CA COP	5.000%	4/1/15 (2)	1,560	1,635
Los Angeles CA COP	5.000%	4/1/16 (2)	1,725	1,798
Los Angeles CA COP	5.000%	4/1/18 (2)	1,950	2,018
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/11 (1)	13,255	14,019
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/13 (1)	10,500	11,227
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/09	5,650	5,872
Los Angeles CA Dept. of Water & Power Rev.	5.125%	10/15/13 (1)(ETM)	3,500	3,642
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/15 (1)	4,600	4,892
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/15 (1)(ETM)	10,000	10,377
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/17 (1)(ETM)	7,600	7,867
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/23 (4)	20,605	21,522
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.490%	6/1/06	2,650	2,650

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA GO	5.250%	9/1/12 (3)	2,000	2,165
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/07	3,000	3,038
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/10 (2)	2,750	2,909
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/15 (2)	1,625	1,720
Los Angeles CA Muni. Improvement Corp.
Lease Rev.	5.000%	9/1/12 (3)	7,480	7,967
Los Angeles CA USD GO	5.250%	7/1/09 (1)(Prere.)	5,175	5,468
Los Angeles CA USD GO	5.625%	7/1/09 (1)(Prere.)	5,000	5,338
Los Angeles CA USD GO	5.625%	7/1/09 (1)(Prere.)	5,000	5,338
Los Angeles CA USD GO	5.625%	7/1/09 (1)(Prere.)	6,615	7,062
Los Angeles CA USD GO	5.500%	7/1/10 (3)(Prere.)	9,160	9,801
Los Angeles CA USD GO	5.500%	7/1/11 (1)	16,525	17,915
Los Angeles CA USD GO	5.500%	7/1/12 (1)	5,240	5,734
Los Angeles CA USD GO	6.000%	7/1/12 (3)	1,470	1,647
Los Angeles CA USD GO	6.000%	7/1/13 (3)	3,745	4,245
Los Angeles CA USD GO	6.000%	7/1/14 (3)	1,440	1,644
Los Angeles CA USD GO	5.000%	7/1/16 (3)	2,000	2,146
Los Angeles CA USD GO	5.000%	7/1/16 (4)	3,000	3,179
Los Angeles CA USD GO	5.000%	7/1/17 (4)	5,000	5,274
Los Angeles CA USD GO	5.000%	7/1/18 (3)	5,000	5,309
Los Angeles CA USD GO	5.000%	7/1/19 (3)	7,000	7,415
[2] Los Angeles CA Wastewater System Rev.
TOB VRDO	3.500%	6/7/06 (1)	19,730	19,730
Los Angeles County CA Capital Asset
Leasing Corp. Rev.	6.000%	12/1/11 (2)	2,360	2,622
Los Angeles County CA Capital Asset
Leasing Corp. Rev.	6.000%	12/1/13 (2)	2,760	3,133
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.250%	7/1/07 (1)(Prere.)	2,530	2,600
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	6.000%	7/1/11 (2)	2,745	3,036
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.250%	7/1/14 (4)	14,000	15,026
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.250%	7/1/14 (1)	4,470	4,585
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/16 (4)	8,410	8,911
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/17 (4)	10,000	10,548
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	10/1/07 (1)(Prere.)	6,450	6,632
Los Angeles County CA Public Works
Financing Auth. Rev.	5.125%	9/1/08 (1)	3,555	3,638
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/14 (1)	24,180	25,913

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles County CA Public Works
Financing Auth. Rev.	5.250%	9/1/15 (1)	1,000	1,024
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	10/1/15 (4)	10,000	10,716
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/15 (1)	8,540	9,142
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	10/1/16 (1)	3,550	3,642
Los Angeles County CA Public Works
Financing Auth. Rev.	5.250%	10/1/16 (4)	4,000	4,367
Los Angeles County CA Public Works
Financing Auth. Rev.	5.250%	10/1/17 (4)	7,000	7,672
Los Angeles County CA Public Works
Financing Auth. Rev.	5.250%	10/1/19 (4)	7,500	8,257
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/23 (1)	2,175	2,258
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/24 (1)	3,095	3,206
Los Angeles County CA Schools COP	0.000%	8/1/11 (2)	1,945	1,582
Los Angeles County CA Schools COP	0.000%	8/1/13 (2)	2,010	1,486
Metro. Water Dist. of Southern California Rev.	8.000%	7/1/08 (ETM)	2,000	2,173
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/12	21,495	22,932
Metro. Water Dist. of Southern California Rev. VRDO	3.450%	6/1/06	5,900	5,900
Modesto CA Irrigation Dist. COP	5.000%	7/1/17 (1)	3,165	3,308
Modesto CA Irrigation Dist. Finance Auth. Rev.	5.125%	9/1/15 (2)	4,365	4,535
Mojave CA Water Agency COP	5.450%	9/1/07 (1)(Prere.)	6,150	6,410
MSR California Public Power Agency Rev.
(San Juan Project)	5.000%	7/1/13 (1)	1,500	1,582
MSR California Public Power Agency Rev.
(San Juan Project)	5.375%	7/1/13 (1)	2,500	2,566
MSR California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/20 (1)(ETM)	2,530	2,976
Mt. Diablo CA USD GO	5.000%	8/1/15 (4)	2,110	2,236
Mt. Diablo CA USD GO	5.000%	8/1/16 (4)	2,210	2,342
Natomas CA USD COP PUT	5.000%	2/1/10 (2)	6,895	7,158
New Haven CA USD GO	12.000%	8/1/12 (4)	3,440	4,946
New Haven CA USD GO	12.000%	8/1/15 (4)	2,905	4,640
Newark CA USD GO	0.000%	8/1/10 (4)	1,000	850
North City West CA Community Dist.	6.000%	9/1/06 (4)	1,600	1,610
North City West CA Community Dist.	6.000%	9/1/07 (4)	1,695	1,738
North City West CA Community Dist.	5.750%	9/1/15 (4)	2,000	2,050
Northern California Power Agency Rev.	5.250%	8/1/15 (2)	2,000	2,088
Oakland CA COP	5.000%	4/1/11 (2)	1,855	1,959
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Convention Center)	5.500%	10/1/12 (2)	3,000	3,283

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Convention Center)	5.500%	10/1/13 (2)	1,500	1,654
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/13 (3)	3,990	4,373
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/15 (3)	3,790	4,128
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/16 (3)	6,210	6,772
Orange County CA Airport Rev.	6.000%	7/1/06 (1)	9,565	9,583
Orange County CA Airport Rev.	5.375%	7/1/09 (1)	1,950	2,015
Orange County CA Airport Rev.	5.000%	7/1/11 (4)	3,165	3,351
Orange County CA Airport Rev.	5.000%	7/1/17 (4)	1,725	1,803
Orange County CA Airport Rev.	5.000%	7/1/18 (4)	1,500	1,563
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/14 (1)	1,415	1,521
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/15 (1)	1,485	1,596
Orange County CA Dev. Agency Tax Allocation	5.375%	9/1/16 (1)	1,570	1,696
Orange County CA Local Transp. Auth. Sales Tax Rev.	5.700%	2/15/11 (2)	15,445	16,790
Orange County CA Recovery COP	6.000%	7/1/08 (1)(ETM)	10,980	11,499
Orange County CA Recovery COP	6.000%	6/1/10 (1)(ETM)	3,800	4,130
Palo Alto CA USD GO	5.000%	8/1/19 (4)	8,585	9,069
Palomar Pomerado Health System California Rev.	5.375%	11/1/10 (1)	2,670	2,806
Palomar Pomerado Health System California Rev.	5.375%	11/1/12 (1)	7,080	7,424
Pasadena CA Electric Rev.	5.000%	6/1/17 (1)	2,320	2,444
Pasadena CA Electric Rev.	5.000%	6/1/18 (1)	2,535	2,668
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.) VRDO	3.540%	6/1/06 (2)	5,700	5,700
Pomona CA Single Family Mortgage Rev.	7.600%	5/1/23 (ETM)	12,815	16,345
Port of Oakland CA Rev.	5.500%	11/1/09 (3)	1,000	1,052
Port of Oakland CA Rev.	5.375%	11/1/10 (1)	9,000	9,333
Port of Oakland CA Rev.	5.500%	11/1/10 (3)	8,805	9,301
Port of Oakland CA Rev.	5.000%	11/1/11 (3)	5,160	5,479
Port of Oakland CA Rev.	5.500%	11/1/11 (1)	5,850	6,081
Port of Oakland CA Rev.	5.000%	11/1/12 (3)	2,650	2,827
Port of Oakland CA Rev.	5.000%	11/1/12 (1)	7,020	7,390
Port of Oakland CA Rev.	5.250%	11/1/13 (3)	7,150	7,678
Port of Oakland CA Rev.	5.000%	11/1/14 (1)	8,090	8,454
Port of Oakland CA Rev.	5.250%	11/1/14 (3)	5,000	5,370
Port of Oakland CA Rev.	5.250%	11/1/15 (3)	5,000	5,370
Port of Oakland CA Rev.	5.250%	11/1/16 (3)	6,300	6,766
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/16 (10)	5,480	6,072
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/17 (10)	5,855	6,518
Rancho Cucamonga CA Redev. Agency
Tax Allocation (Rancho Redev.)	5.000%	9/1/10 (2)	3,820	4,018
Rancho Cucamonga CA Redev. Agency
Tax Allocation (Rancho Redev.)	5.000%	9/1/15 (2)	2,835	3,017

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rancho Cucamonga CA Redev. Agency
Tax Allocation (Rancho Redev.)	5.000%	9/1/16 (2)	5,100	5,391
Redding CA Electric System COP	5.375%	6/1/14 (2)	1,500	1,524
Redding CA Electric System COP	5.375%	6/1/15 (2)	1,500	1,524
Redding CA Electric System COP	5.375%	6/1/16 (2)	2,080	2,113
Riverside CA Electric Rev.	5.375%	10/1/08 (2)(Prere.)	2,300	2,413
Riverside CA Electric Rev.	5.375%	10/1/13 (2)	3,595	3,760
Riverside County CA Mortgage Rev.	8.350%	6/1/13 (ETM)	6,650	8,337
Roseville CA Water Util. Rev. COP	5.200%	12/1/15 (3)	5,000	5,151
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/11 (1)	4,730	4,908
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/14 (1)	5,500	5,717
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/15 (1)	5,755	5,982
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/17 (1)	4,760	4,914
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/12 (4)(Prere.)	4,395	4,799
Sacramento CA Financing Auth. Lease Rev.	5.000%	11/1/14 (1)	4,170	4,471
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/14 (4)	1,630	1,770
Sacramento CA Muni. Util. Dist. Rev.	6.250%	8/15/10 (1)	28,000	29,987
Sacramento CA Muni. Util. Dist. Rev.	5.000%	11/15/12 (1)	2,185	2,338
Sacramento CA Muni. Util. Dist. Rev.	5.100%	7/1/13 (2)	2,850	2,946
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/13 (4)	1,000	1,068
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/14 (4)	2,500	2,668
Sacramento CA Muni. Util. Dist. Rev.	5.125%	7/1/15 (1)	8,270	8,551
Sacramento CA Muni. Util. Dist. Rev.	5.250%	7/1/24 (2)	10,000	11,079
Sacramento County CA Airport Rev.	5.000%	7/1/13 (4)	1,005	1,050
Sacramento County CA Airport Rev.	5.250%	7/1/14 (4)	1,060	1,117
Sacramento County CA Airport Rev.	5.250%	7/1/17 (4)	1,230	1,285
Sacramento County CA Public Fac. Finance Corp.
COP (Main Detention Fac.)	5.500%	6/1/10 (1)(ETM)	4,550	4,715
Sacramento County CA Sanitation Dist.
Financing Auth.	6.000%	12/1/13	2,500	2,756
Sacramento County CA Sanitation Dist.
Financing Auth.	6.000%	12/1/15	2,500	2,752
Sacramento County CA Water Financing Auth.
Rev. Agency Zones	5.000%	6/1/15 (2)	1,235	1,308
Salinas Valley CA Solid Waste Auth. Rev.	5.625%	8/1/14 (2)	1,085	1,164
Salinas Valley CA Solid Waste Auth. Rev.	5.625%	8/1/15 (2)	1,150	1,229
Salinas Valley CA Solid Waste Auth. Rev.	5.625%	8/1/16 (2)	1,215	1,299
Salinas Valley CA Solid Waste Auth. Rev.	5.625%	8/1/17 (2)	1,285	1,373
Salinas Valley CA Solid Waste Auth. Rev.	5.625%	8/1/18 (2)	1,360	1,454
San Bernardino County CA Justice Center and
Airport COP	5.000%	7/1/14 (1)	5,585	5,975
San Bernardino County CA Medical Center COP	5.500%	8/1/06 (1)	8,500	8,528
San Bernardino County CA Medical Center COP	5.500%	8/1/07 (1)	5,000	5,112
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (1)	5,250	5,690

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (1)	5,000	5,826
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/12 (2)	3,000	3,122
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/14 (2)	5,680	5,923
San Diego CA USD GO	0.000%	7/1/09 (3)	6,270	5,564
San Diego CA USD GO	0.000%	7/1/14 (3)	3,400	2,407
San Diego CA USD GO	5.500%	7/1/17 (1)	2,895	3,222
San Diego CA USD GO	0.000%	7/1/18 (3)	9,500	5,429
San Diego CA USD GO	5.500%	7/1/20 (1)	11,390	12,797
San Diego CA USD GO	5.500%	7/1/20 (4)	9,490	10,662
San Diego CA USD GO	5.500%	7/1/21 (4)	11,470	12,917
San Diego CA USD GO	5.000%	7/1/26 (4)	9,200	9,560
San Diego CA USD GO	5.000%	7/1/27 (4)	15,250	15,813
San Diego CA USD GO	5.000%	7/1/28 (4)	10,000	10,354
San Diego CA Water Auth. Rev. COP	5.250%	5/1/15 (3)	6,215	6,767
San Diego CA Water Auth. Rev. COP	5.250%	5/1/16 (3)	7,880	8,617
San Diego CA Water Auth. Rev. COP	5.250%	5/1/17 (3)	14,005	15,355
San Diego CA Water Auth. Rev. COP	5.250%	5/1/18 (3)	14,690	16,153
San Diego CA Water Auth. Rev. COP	5.250%	5/1/21 (3)	6,725	7,431
San Diego CA Water Auth. Rev. COP	5.250%	5/1/22 (3)	7,075	7,835
San Diego County CA COP	5.000%	2/1/22 (2)	2,000	2,075
San Diego County CA COP	5.000%	2/1/24 (2)	1,500	1,550
San Diego County CA COP	5.000%	2/1/26 (2)	1,000	1,030
San Francisco CA City & County COP
(San Bruno Jail)	5.250%	10/1/14 (2)	2,860	3,009
San Francisco CA City & County COP
(San Bruno Jail)	5.125%	10/1/17 (2)	1,000	1,047
San Francisco CA City & County GO
(Laguna Honda Hosp.)	5.000%	6/15/16 (2)	8,000	8,498
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/08 (4)	3,000	3,090
San Francisco CA City & County
International Airport Rev.	6.250%	5/1/08 (1)	2,190	2,284
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/09 (4)	3,000	3,127
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/09 (4)	3,110	3,227
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/09 (1)	2,945	3,056
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/10 (3)	2,000	2,100
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/10 (1)	4,335	4,569
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/10 (4)	3,280	3,400

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/10 (4)	2,020	2,096
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/11 (3)	4,150	4,317
San Francisco CA City & County
International Airport Rev.	5.000%	5/1/12 (3)	2,065	2,149
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/12 (3)	4,380	4,556
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/12 (4)	3,650	3,780
San Francisco CA City & County
International Airport Rev.	5.000%	5/1/13 (3)	2,230	2,317
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/13 (1)	2,430	2,608
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/13 (2)	3,570	3,680
San Francisco CA City & County
International Airport Rev.	5.000%	5/1/14 (3)	2,340	2,424
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/14 (1)	3,185	3,400
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/14 (4)	4,065	4,209
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/15 (1)	4,015	4,283
San Francisco CA City & County Redev. Agency
Community Fac. Rev. (Hunters Point) VRDO	3.440%	6/7/06 LOC	8,000	8,000
San Francisco CA City & County Redev. Agency
Lease Rev. (Moscone Center)	5.000%	7/1/16 (4)	3,270	3,420
San Francisco CA City & County Water Rev.	5.000%	11/1/17 (1)	4,865	5,138
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/11 (1)	7,140	5,951
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/14 (1)	5,500	3,982
San Jose CA Airport Rev.	5.375%	3/1/13 (4)	4,945	5,361
San Jose CA Airport Rev.	5.375%	3/1/14 (4)	7,550	8,140
San Jose CA Airport Rev.	5.375%	3/1/15 (4)	7,950	8,581
San Jose CA Financing Auth. Lease Rev.	5.000%	9/1/13 (1)	9,570	10,101
San Jose CA Redev. Agency	5.250%	8/1/13 (1)	5,000	5,430
San Jose CA Redev. Agency	5.250%	8/1/14 (1)	5,000	5,441
San Jose CA USD GO	5.250%	8/1/10 (4)(Prere.)	2,540	2,718
San Jose CA USD GO	5.250%	8/1/10 (4)(Prere.)	2,790	2,986
San Juan CA USD GO	5.500%	8/1/12 (3)	1,930	2,076
San Juan CA USD GO	5.500%	8/1/13 (3)	1,950	2,096
San Juan CA USD GO	5.600%	8/1/14 (3)	2,685	2,897
San Juan CA USD GO	5.600%	8/1/15 (3)	2,745	2,961
San Mateo CA Redev. Auth. Tax Allocation	5.000%	8/1/12	1,000	1,043

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Mateo CA Redev. Auth. Tax Allocation	5.200%	8/1/15	2,045	2,137
San Mateo CA Redev. Auth. Tax Allocation	5.250%	8/1/16	2,225	2,331
San Mateo CA Union High School Dist. GO	0.000%	9/1/10 (3)	1,200	1,017
San Mateo CA Union High School Dist. GO	0.000%	9/1/12 (3)	1,180	916
San Mateo CA Union High School Dist. GO	0.000%	9/1/13 (3)	1,715	1,269
San Mateo CA Union High School Dist. GO	0.000%	9/1/14 (3)	1,500	1,054
San Mateo County CA Community College Dist. GO	5.375%	9/1/15 (3)	1,300	1,406
San Mateo County CA Community College Dist. GO	5.375%	9/1/18 (3)	1,515	1,634
San Mateo County CA Transp. Dist. Sales Tax Rev.	5.250%	6/1/09 (4)(Prere.)	1,865	1,969
San Mateo County CA Transp. Dist. Sales Tax Rev.	5.250%	6/1/09 (4)(Prere.)	4,275	4,512
San Ramon Valley CA USD GO	0.000%	7/1/07 (3)	3,950	3,793
Santa Ana CA Community Redev. Agency
Tax Allocation (South Main Street)	5.000%	9/1/18 (3)	2,685	2,801
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/09 (1)	3,040	3,192
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/10 (1)	1,600	1,686
Santa Barbara County CA COP	5.250%	12/1/12 (2)	1,000	1,079
Santa Barbara County CA COP	5.250%	12/1/13 (2)	2,355	2,545
Santa Barbara County CA COP	5.250%	12/1/15 (2)	1,065	1,148
Santa Barbara County CA COP	5.250%	12/1/16 (2)	1,760	1,891
Santa Clara CA Electric Rev.	5.250%	7/1/17 (1)	1,475	1,583
Santa Clara CA Electric Rev.	5.250%	7/1/18 (1)	1,720	1,846
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/10 (2)	4,500	5,229
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/11 (2)	4,535	4,865
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/11 (2)	1,000	1,191
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/12 (2)	4,785	5,133
Santa Clara Valley CA Transp. Auth. Rev. PUT	5.500%	10/2/06 (2)	14,000	14,097
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/08 (2)	3,345	3,467
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/09 (2)	3,860	4,008
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/09 (1)	2,000	2,212
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/10 (2)	2,245	2,331
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/10 (1)	4,630	5,253
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/08 (1)	5,610	6,018
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/09 (1)	5,000	5,507
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/10 (1)	3,300	3,723
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/11 (1)	3,490	4,025
South Orange County CA Public Finance Auth. Rev.	5.375%	8/15/12 (4)	5,605	5,911
South Orange County CA Public Finance Auth. Rev.	5.250%	8/15/13 (2)	2,290	2,380
South San Francisco CA Redev. Agency
Tax Allocation	5.000%	9/1/31 (3)	7,255	7,478
Southern California Public Power Auth. Rev.
(San Juan Unit)	5.500%	1/1/13 (4)	3,500	3,846
Southern California Public Power Auth. Rev.
(Transmission Project) VRDO	3.140%	6/7/06 (2)LOC	10,000	10,000

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tamalpais CA Union High School Dist. GO	5.000%	8/1/15 (4)	1,855	1,966
Tamalpais CA Union High School Dist. GO	5.000%	8/1/16 (4)	1,930	2,045
Tamalpais CA Union High School Dist. GO	5.000%	8/1/17 (4)	2,015	2,125
Temecula Valley CA USD	6.000%	8/1/08 (4)	1,370	1,440
Tobacco Securitization Auth. Rev.
(Southern California Tobacco Settlement)	4.750%	6/1/25	11,250	11,125
Tri-City CA Hosp. Dist.	5.500%	2/15/08 (1)	3,805	3,886
Tri-City CA Hosp. Dist.	5.500%	2/15/09 (1)	2,665	2,722
Tri-City CA Hosp. Dist.	5.625%	2/15/11 (1)	2,970	3,033
Tri-City CA Hosp. Dist.	5.625%	2/15/12 (1)	1,880	1,920
Tulare County CA COP	5.000%	8/15/15 (1)	6,460	6,909
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/13	1,000	1,036
Univ. of California Rev. (Multiple Purpose Project)	5.125%	9/1/13 (3)	3,150	3,299
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/14	8,485	8,793
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/14 (4)	4,290	4,546
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/15 (4)	4,515	4,785
Ventura County CA Community College Dist. GO	5.000%	8/1/16 (1)	3,100	3,294
Ventura County CA Community College Dist. GO	5.000%	8/1/17 (1)	2,300	2,427
Ventura County CA COP Public Finance Auth.	5.375%	8/15/13 (4)	4,320	4,531
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,350	1,469
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,695	1,845
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,455	1,584
Vista CA USD GO	5.375%	8/1/15 (4)	150	162
Vista CA USD GO	5.375%	8/1/16 (4)	190	206
Vista CA USD GO	5.375%	8/1/17 (4)	160	172

Outside California:
Guam International Airport Auth. Rev.	5.000%	10/1/08 (1)	4,915	5,040
Guam International Airport Auth. Rev.	5.000%	10/1/10 (1)	6,050	6,295
Guam International Airport Auth. Rev.	5.000%	10/1/11 (1)	6,400	6,695
Puerto Rico Aqueduct & Sewer Auth. Rev.	6.000%	7/1/09 (1)	5,250	5,591
Puerto Rico Aqueduct & Sewer Auth. Rev.	6.250%	7/1/12 (1)	1,000	1,127
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/10	7,500	7,728
Puerto Rico Electric Power Auth. Rev.	5.750%	7/1/10 (4)(Prere.)	4,000	4,341
Puerto Rico Electric Power Auth. Rev.	5.750%	7/1/10 (4)(Prere.)	2,700	2,930
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/11	12,500	12,942
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/11 (4)	6,050	6,502
Puerto Rico Electric Power Auth. Rev.	6.000%	7/1/12 (1)	8,235	9,177
Puerto Rico GO	4.000%	7/1/07 (ETM)	555	558
Puerto Rico GO	4.000%	7/1/07	3,510	3,512
Puerto Rico GO	5.000%	7/1/08 (ETM)	500	514
Puerto Rico GO	6.500%	7/1/11 (1)	2,500	2,806
Puerto Rico Govt. Dev. Bank CP	3.850%	10/4/06	2,236	2,229

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico Govt. Dev. Bank CP	3.850%	10/5/06	7,000	6,978
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/13 (1)	2,250	2,437
Puerto Rico Housing Finance Corp.
Home Mortgage Rev.	4.450%	6/1/27	4,290	4,305
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/23 (3)	5,835	6,585
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/23 (2)	12,670	14,298
Puerto Rico Muni. Finance Agency	5.625%	8/1/10 (4)	17,775	18,946
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	13,560	14,495
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	7,750	8,284
Puerto Rico Muni. Finance Agency	5.000%	7/1/14 (11)	1,360	1,446
Puerto Rico Muni. Finance Agency	5.250%	7/1/16 (11)	1,400	1,520
Puerto Rico Muni. Finance Agency	5.250%	8/1/17 (4)	16,310	17,768
Puerto Rico Muni. Finance Agency	5.250%	7/1/18 (11)	1,000	1,088
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	20,000	21,319
Univ. of Puerto Rico Rev.	5.750%	6/1/12 (1)	2,000	2,149
Univ. of Puerto Rico Rev.	5.200%	6/1/16 (1)	1,215	1,280
Univ. of Puerto Rico Rev.	5.750%	6/1/16 (1)	1,000	1,075
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/07	1,500	1,521
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/15	2,200	2,312
Total Municipal Bonds (Cost $3,028,541)				3,044,377
Other Assets and Liabilities (0.5%)
Other Assets—Note B				46,717
Liabilities				(29,994)
				16,723
Net Assets (100%)				3,061,100

California Intermediate-Term Tax-Exempt Fund

At May 31, 2006, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	3,063,493
Undistributed Net Investment Income	—
Overdistributed Net Realized Gains	(18,286)
Unrealized Appreciation
Investment Securities	15,836
Futures Contracts	57
Net Assets	3,061,100

Investor Shares—Net Assets
Applicable to 93,176,888 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	1,012,793
Net Asset Value Per Share—Investor Shares	$10.87

Admiral Shares—Net Assets
Applicable to 188,444,076 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	2,048,307
Net Asset Value Per Share—Admiral Shares	$10.87

• See Note A in Notes to Financial Statements

1 Securities with a value of $7,431,000 have been segregated as initial margin for open futures contracts.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of this security represented 0.6% of net assets.

3 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

California Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2006
($000)
Investment Income
Income
Interest	61,389
Total Income	61,389
Expenses
The Vanguard Group—Note B
Investment Advisory Services	132
Management and Administrative
Investor Shares	622
Admiral Shares	548
Marketing and Distribution
Investor Shares	166
Admiral Shares	232
Custodian Fees	7
Shareholders’ Reports
Investor Shares	6
Admiral Shares	3
Trustees’ Fees and Expenses	1
Total Expenses	1,717
Expenses Paid Indirectly—Note C	(57)
Net Expenses	1,660
Net Investment Income	59,729
Realized Net Gain (Loss)
Investment Securities Sold	268
Futures Contracts	(2,181)
Realized Net Gain (Loss)	(1,913)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(22,044)
Futures Contracts	69
Change in Unrealized Appreciation (Depreciation)	(21,975)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,841

California Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	59,729	107,428
Realized Net Gain (Loss)	(1,913)	1,769
Change in Unrealized Appreciation (Depreciation)	(21,975)	(51,417)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,841	57,780
Distributions
Net Investment Income
Investor Shares	(20,205)	(53,391)
Admiral Shares	(39,524)	(54,037)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(59,729)	(107,428)
Capital Share Transactions—Note F
Investor Shares	18,538	(477,656)
Admiral Shares	216,794	794,428
Net Increase (Decrease) from Capital Share Transactions	235,332	316,772
Total Increase (Decrease)	211,444	267,124
Net Assets
Beginning of Period	2,849,656	2,582,532
End of Period	3,061,100	2,849,656

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$10.95	$11.15	$11.44	$11.29	$11.12	$10.82
Investment Operations
Net Investment Income	.218	.434	.440	.454	.472	.493
Net Realized and Unrealized
Gain (Loss) on Investments	(.080)	(.200)	(.171)	.188	.170	.300
Total from Investment Operations	.138	.234	.269	.642	.642	.793
Distributions
Dividends from
Net Investment Income	(.218)	(.434)	(.440)	(.454)	(.472)	(.493)
Distributions from
Realized Capital Gains	—	—	(.119)	(.038)	—	—
Total Distributions	(.218)	(.434)	(.559)	(.492)	(.472)	(.493)
Net Asset Value, End of Period	$10.87	$10.95	$11.15	$11.44	$11.29	$11.12

Total Return	1.26%	2.11%	2.41%	5.78%	5.88%	7.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,013	$1,002	$1,500	$1,490	$1,630	$1,646
Ratio of Total Expenses to
Average Net Assets	0.17%[1]	0.16%	0.15%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.99%[1]	3.90%	3.91%	3.99%	4.19%	4.44%
Portfolio Turnover Rate	5%[1]	12%	14%	21%	23%	23%

1 Annualized.

California Intermediate-Term Tax-Exempt Fund

Admiral Shares

	Six Months
	Ended					Nov. 12[1] to
For a Share Outstanding	May 31,	Year Ended November 30,				Nov. 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$10.95	$11.15	$11.44	$11.29	$11.12	$11.36
Investment Operations
Net Investment Income	.222	.442	.446	.461	.477	.024
Net Realized and Unrealized
Gain (Loss) on Investments	(.080)	(.200)	(.171)	.188	.170	(.240)
Total from Investment Operations	.142	.242	.275	.649	.647	(.216)
Distributions
Dividends from
Net Investment Income	(.222)	(.442)	(.446)	(.461)	(.477)	(.024)
Distributions from
Realized Capital Gains	—	—	(.119)	(.038)	—	—
Total Distributions	(.222)	(.442)	(.565)	(.499)	(.477)	(.024)
Net Asset Value, End of Period	$10.87	$10.95	$11.15	$11.44	$11.29	$11.12

Total Return	1.30%	2.18%	2.47%	5.84%	5.93%	–1.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,048	$1,847	$1,082	$966	$961	$458
Ratio of Total Expenses to
Average Net Assets	0.09%[2]	0.09%	0.09%	0.11%	0.13%	0.12%[2]
Ratio of Net Investment Income to
Average Net Assets	4.07%[2]	3.98%	3.97%	4.05%	4.21%	4.37%[2]
Portfolio Turnover Rate	5%[2]	12%	14%	21%	23%	23%

1 Inception.

2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

California Intermediate-Term Tax-Exempt Fund

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2006, the fund had contributed capital of $326,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the six months ended May 31, 2006, these arrangements reduced the fund’s expenses by $57,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2005, the fund had available realized losses of $6,776,000 to offset future net capital gains of $4,252,000 through November 30, 2012, and $2,524,000 through November 30, 2013. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $9,609,000 through November 30, 2005, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At May 31, 2006, net unrealized appreciation of investment securities for tax purposes was $6,227,000, consisting of unrealized gains of $32,407,000 on securities that had risen in value since their purchase and $26,180,000 in unrealized losses on securities that had fallen in value since their purchase.

California Intermediate-Term Tax-Exempt Fund

At May 31, 2006, the aggregate settlement value of open futures contracts expiring in September 2006 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	(140)	14,871	57

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended May 31, 2006, the fund purchased $197,476,000 of investment securities and sold $66,711,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2006		November 30, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	232,614	21,254	451,852	40,615
Issued in Lieu of Cash Distributions	17,209	1,573	43,101	3,877
Redeemed	(231,285)	(21,144)	(972,609)	(87,614)
Net Increase (Decrease)—Investor Shares	18,538	1,683	(477,656)	(43,122)
Admiral Shares
Issued	409,249	37,398	1,035,627	93,296
Issued in Lieu of Cash Distributions	28,622	2,617	37,992	3,426
Redeemed	(221,077)	(20,229)	(279,191)	(25,150)
Net Increase (Decrease)—Admiral Shares	216,794	19,786	794,428	71,572

California Long-Term Tax-Exempt Fund

Fund Profile

As of May 31, 2006

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	378	6,505	37,743
Yield		—	—
Investor Shares	4.2%
Admiral Shares	4.3%
Yield to Maturity	4.4%[3]	4.1%	4.2%
Average Coupon	4.5%	5.1%	5.1%
Average Effective
Maturity	7.3 years	7.3 years	6.9 years
Average Quality	AA+	AAA	AA+
Average Duration	5.5 years	5.8 years	5.4 years
Expense Ratio		—	—
Investor Shares	0.17%[4]
Admiral Shares	0.09%[4]
Short-Term Reserves	0%	—	—

Distribution by Maturity (% of portfolio)

Under 1 Year	11%
1–5 Years	19
5–10 Years	50
10–20 Years	22
20–30 Years[5]	–3
Over 30 Years	1

Volatility Measures
		Comparative		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	0.98	1.00	0.98	1.00
Beta	0.97	1.00	1.14	1.00

Distribution by Credit Quality (% of portfolio)

AAA	73%
AA	5
A	16
BBB	6

1 Lehman 10 Year Municipal Bond Index.
2 Lehman Municipal Bond Index.
3 Before Expenses.
4 Annualized.
5 Reflects a short future position being used for duration-management purposes.
See page 84 for a glossary of investment terms.

California Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1995–May 31, 2006

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1996	1.3%	5.6%	6.9%	5.7%
1997	1.1	5.4	6.5	7.1
1998	3.1	5.2	8.3	8.1
1999	–7.0	4.8	–2.2	–0.4
2000	5.5	5.6	11.1	7.7
2001	2.6	5.1	7.7	8.2
2002	0.5	4.9	5.4	6.7
2003	2.2	4.8	7.0	6.9
2004	–1.3	4.6	3.3	4.0
2005	–0.3	4.5	4.2	3.0
2006[2]	–0.6	2.3	1.7	1.3

Average Annual Total Returns: Periods Ended March 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	4/7/1986	4.31%	4.92%	0.95%	5.04%	5.99%
Admiral Shares	11/12/2001	4.39	4.37[3]	—	—	—

1 Lehman 10 Year Municipal Bond Index.
2 Six months ended May 31, 2006.
3 Return since inception.
Note: See Financial Highlights tables on pages 76 and 77 for dividend and capital gains information.

California Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (101.6%)
ABAG Finance Auth. for Non-Profit Corp. California
(Children’s Hosp. Medical Center) COP	6.000%	12/1/29 (2)	3,000	3,234
ABAG Finance Auth. for Non-Profit Corp. California
(School of the Mechanical Arts)	5.250%	10/1/26	1,000	1,027
ABAG Finance Auth. for Non-Profit Corp. California
(School of the Mechanical Arts)	5.300%	10/1/32	3,180	3,259
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/17 (1)	5,000	5,247
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/18 (1)	2,000	2,096
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	15,000	4,532
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/36 (1)	20,000	4,421
Alameda County CA USD	0.000%	8/1/24 (4)	3,510	1,454
Alameda County CA USD	0.000%	8/1/29 (4)	5,000	1,603
Anaheim CA Convention Center COP	0.000%	8/1/06 (1)	3,125	3,106
Anaheim CA Public Finance Auth.
Distribution System Rev.	5.000%	10/1/21 (1)	3,390	3,534
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	20,000	20,658
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/28 (1)	2,250	759
California County CA Tobacco Securitization Agency	0.000%	6/1/28	7,500	5,946
California County CA Tobacco Securitization Agency	0.000%	6/1/36	7,500	5,938
California Dept. of Veteran Affairs Rev.	5.450%	12/1/19 (2)	1,830	1,854
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/19	1,615	1,927
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	5.750%	6/1/25	2,000	2,087
California Educ. Fac. Auth. Rev. (Occidental College)	5.700%	10/1/07 (1)(Prere.)	11,565	12,106
[1] California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/25	2,000	2,051
[1] California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/30	3,500	3,563
[1] California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/36	8,985	9,099
California GO	5.250%	10/1/06 (3)(Prere.)	12,725	12,925
California GO	6.250%	9/1/12 (3)	9,000	10,201
California GO	7.000%	11/1/13 (3)	65	66

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.250%	10/1/14 (3)	2,885	2,928
California GO	6.000%	8/1/19 (3)	210	211
California GO	5.250%	2/1/23 (1)	11,455	12,653
California GO	5.125%	2/1/26	15,325	15,849
California GO	5.125%	2/1/27	10,000	10,335
California GO	5.000%	6/1/34	40,000	40,670
California GO VRDO	3.500%	6/1/06 LOC	7,000	7,000
California GO VRDO	3.530%	6/1/06 LOC	7,000	7,000
California GO VRDO	3.100%	6/7/06 LOC	2,100	2,100
California Health Fac. Finance Auth. Rev.
(California-Nevada Methodist)	5.000%	7/1/36	2,075	2,098
California Health Fac. Finance Auth. Rev.
(Casa Colina)	6.125%	4/1/32	10,000	10,529
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/06 (1)(Prere.)	6,010	6,142
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.750%	7/1/15 (2)	500	510
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/17 (1)	21,890	22,367
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	4.750%	7/1/19 (1)	765	765
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,089
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/34	10,000	10,076
California Health Fac. Finance Auth. Rev.
(Scripps Health)	5.000%	10/1/08 (1)(Prere.)	5,000	5,200
California Housing Finance Agency
Home Mortgage Rev.	6.050%	8/1/27 (2)	5,000	5,114
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.250%	6/1/07 (1)(Prere.)	6,245	6,410
California Infrastructure & Econ. Dev. Bank Rev.
(Bay Area Toll)	5.000%	1/1/28 (3)(Prere.)	7,500	7,993
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/18	3,905	4,110
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/20	1,500	1,577
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.250%	10/1/34	20,040	20,466
California Infrastructure & Econ. Dev. Bank Rev.
(Kaiser Hosp. Assn.)	5.500%	8/1/31	7,610	7,901
California Infrastructure & Econ. Dev. Bank Rev.
(Kaiser Hosp. Assn.)	5.550%	8/1/31	5,500	5,753
California Infrastructure & Econ. Dev. Bank Rev.
(Workers’ Compensation)	5.250%	10/1/14 (2)	25,815	27,915
California Infrastructure & Econ. Dev. Bank Rev.
(YMCA of Metro. LA)	5.250%	2/1/26 (2)	4,750	4,992

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California PCR Financing Auth. Solid Waste
Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	10,000	10,385
California Polytechnical Univ. Rev.
(Pomona Student Union)	5.625%	7/1/09 (3)(Prere.)	3,000	3,203
California Polytechnical Univ. Rev.
(Pomona Student Union)	5.625%	7/1/09 (3)(Prere.)	5,260	5,615
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/15 (2)	4,000	4,273
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.250%	1/1/16 (2)	5,500	5,974
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.625%	11/1/16 (1)	3,200	3,289
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/17	6,000	6,274
California Public Works Board Lease Rev.
(Dept. of Corrections)	6.500%	9/1/17 (2)	30,000	35,520
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/17 (1)	13,835	14,590
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/19 (1)	15,230	15,971
California Public Works Board Lease Rev.
(Dept. of Health Services)	5.750%	11/1/09 (1)(Prere.)	7,885	8,482
California Public Works Board Lease Rev.
(UCLA Hosp.)	5.375%	10/1/19 (4)	6,375	6,846
California Public Works Board Lease Rev.
(Univ. of California)	5.375%	10/1/17 (2)	10,250	10,508
California State Dept. of Water Resources
Power Supply Rev.	5.125%	5/1/12 (Prere.)	20,000	21,615
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/13	18,000	20,057
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.510%	6/1/06 LOC	4,000	4,000
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.510%	6/1/06 LOC	11,500	11,500
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.530%	6/1/06 LOC	5,000	5,000
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.400%	6/7/06 (4)	3,300	3,300
California State Econ. Recovery Bonds	5.250%	7/1/14	24,000	26,054
California State Econ. Recovery Bonds	5.000%	7/1/17 (3)	35,700	37,645
California State Econ. Recovery Bonds VRDO	3.500%	6/1/06 LOC	21,770	21,770
California State Econ. Recovery Bonds VRDO	3.530%	6/1/06	2,400	2,400
California State Univ. Rev. & Colleges
Housing System Rev.	5.625%	11/1/09 (3)(Prere.)	6,920	7,425
California State Univ. Rev. Systemwide	5.250%	11/1/19 (4)	5,000	5,350
California State Univ. Rev. Systemwide	5.250%	11/1/20 (4)	4,745	5,077
California State Univ. Rev. Systemwide	5.000%	11/1/21 (2)	17,215	18,047

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[2] California State Univ. TOB VRDO	3.500%	6/7/06 (1)	4,420	4,420
California Statewide Community Dev. Auth. Rev.
(Adventist Health)	5.000%	3/1/35	14,500	14,558
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/30	5,000	5,097
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/35	5,250	5,350
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/39	5,000	4,951
California Statewide Community Dev. Auth. Rev.
(Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/18	5,875	5,973
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/10	3,225	3,303
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.250%	5/15/13	7,000	7,187
[1] California Statewide Community Dev. Auth. Rev.
(John Muir Health Services)	5.000%	8/15/32	10,880	11,018
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente)	5.500%	11/1/32	18,250	18,877
[1] California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente)	5.250%	3/1/45	40,000	41,025
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.850%	8/1/06	20,390	20,399
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.750%	6/1/30 (2)	8,000	8,219
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/23	20,000	21,701
California Statewide Community Dev. Auth. Rev.
(Sutter Health)	5.500%	8/15/34	10,885	11,300
Capistrano CA Unified Public Schools Rev.	5.700%	9/1/16 (2)	10,000	10,253
Central Coast California Water Auth. Rev.	5.000%	10/1/16 (2)	6,850	7,014
Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer)	5.750%	11/1/09 (1)(Prere.)	3,325	3,581
Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer)	5.750%	11/1/09 (1)(Prere.)	1,000	1,077
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)	6.000%	8/1/16 (2)	5,500	5,521
Clovis CA USD GO	0.000%	8/1/09 (3)(ETM)	7,570	6,709
Clovis CA USD GO	0.000%	8/1/09 (3)(ETM)	7,500	6,647
Clovis CA USD GO	0.000%	8/1/13 (3)	4,935	3,664
Clovis CA USD GO	0.000%	8/1/15 (3)	2,770	1,858
Clovis CA USD GO	0.000%	8/1/16 (3)	2,865	1,822
Clovis CA USD GO	0.000%	8/1/26 (3)	6,000	2,234
Clovis CA USD GO	0.000%	8/1/27 (3)	8,000	2,830
Clovis CA USD GO	0.000%	8/1/29 (3)	8,005	2,567
Contra Costa CA Water Dist. Rev.	5.000%	10/1/17 (4)	7,015	7,406

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Culver City CA Wastewater Fac. Rev.	5.700%	9/1/29 (3)	5,000	5,363
East Bay CA Muni. Util. Dist. Water System Rev.	5.250%	6/1/18	4,000	4,144
Eastern California Muni. Water. Dist.
Water & Sewer Rev.	6.750%	7/1/12 (3)	8,500	9,702
Escondido CA Union High School Dist.	0.000%	11/1/20 (1)	4,000	2,020
Evergreen CA School Dist. GO	5.625%	9/1/08 (3)(Prere.)	6,300	6,635
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/29 (2)	9,450	9,719
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/32 (2)	12,825	13,166
Foothill/Eastern Corridor Agency
California Toll Road Rev.	5.000%	1/15/16 (1)	8,400	8,805
Foothill/Eastern Corridor Agency
California Toll Road Rev.	5.125%	1/15/19 (1)	5,200	5,449
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/15/26	10,000	8,754
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/15/28 (1)	15,000	13,827
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/15/33	10,000	2,107
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/15/34	10,000	1,981
Foothill/Eastern Corridor Agency
California Toll Road Rev.	5.750%	1/15/40 (1)	12,000	12,864
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/17 (1)	3,000	1,805
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/22 (1)	3,850	1,774
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/22	5,590	6,617
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/23 (1)	3,590	1,566
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/25 (1)	2,390	941
Fresno CA Airport Rev.	5.500%	7/1/30 (4)	1,500	1,597
Fullerton Univ. California Rev.	5.700%	7/1/20 (1)	2,165	2,340
Golden State Tobacco Securitization Corp. California	5.375%	6/1/10 (Prere.)	25,000	26,566
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (3)(Prere.)	5,000	5,493
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30 (2)	20,000	20,426
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	1,735	1,863
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	2,370	2,545
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	1,550	1,664
Helix CA Water Dist. COP	5.000%	4/1/19 (4)	4,250	4,405
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/18 (4)	6,300	6,654
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/21 (4)	8,000	8,359
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/30 (2)	19,175	19,703
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/34 (2)	16,000	16,392
Kern CA High School Dist. GO	6.400%	8/1/14 (1)(ETM)	1,490	1,745
Kern CA High School Dist. GO	6.400%	8/1/15 (1)(ETM)	1,645	1,935
Kern CA High School Dist. GO	6.400%	8/1/16 (1)(ETM)	1,815	2,156

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,570	1,709
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,775	1,932
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	2,000	2,177
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,890	2,057
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/20	6,155	6,235
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/21	2,500	2,527
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/13 (2)	3,680	3,984
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/18 (2)	4,675	5,047
Long Beach CA Finance Auth. Lease Rev.
(Rainbow Harbor)	5.125%	5/1/09 (2)(Prere.)	5,500	5,780
Long Beach CA Finance Auth. Lease Rev.
(Temple & Willis Fac.)	5.500%	10/1/18 (1)	5,030	5,315
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/26 (2)	7,570	8,599
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/31 (2)	4,015	4,563
Long Beach CA Harbor Rev.	5.000%	5/15/17 (3)	3,655	3,874
Los Angeles CA Community College Dist. GO	5.500%	8/1/11 (1)(Prere.)	8,810	9,556
Los Angeles CA Dept. of Airports
International Airport Rev.	5.250%	5/15/17 (3)	6,800	7,246
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/18 (1)(ETM)	11,600	12,011
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/19	6,730	6,735
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/21 (4)	2,830	2,978
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/25 (4)	20,000	20,829
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/35 (4)	12,500	12,877
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/36 (3)	2,925	2,988
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/17 (2)	3,095	3,276
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/19 (2)	5,975	6,324
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/20 (2)	9,455	10,007
Los Angeles CA USD GO	6.000%	7/1/10 (3)	5,250	5,718
Los Angeles CA USD GO	5.250%	7/1/14 (1)	12,715	13,752
Los Angeles CA USD GO	5.000%	7/1/26 (2)	8,745	9,118
Los Angeles CA USD GO	5.000%	7/1/27 (2)	11,280	11,733
Los Angeles CA USD GO	5.000%	7/1/30 (3)	7,500	7,770
Los Angeles CA Wastewater System Rev.	6.000%	6/1/21 (3)	4,000	4,741
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.250%	7/1/07 (1)(Prere.)	7,700	7,913
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.250%	7/1/07 (1)(Prere.)	2,710	2,785
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.250%	7/1/16 (1)	4,790	4,909
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/19 (4)	6,170	6,422
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	10/1/07 (1)(Prere.)	5,500	5,655

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles County CA Public Works
Financing Auth. Rev.	5.500%	10/1/07 (Prere.)	2,905	3,006
Los Angeles County CA Public Works
Financing Auth. Rev.	5.125%	12/1/07 (2)(Prere.)	16,000	16,515
Los Angeles County CA Public Works
Financing Auth. Rev.	5.250%	5/1/10 (2)(Prere.)	4,700	4,975
Los Angeles County CA Public Works
Financing Auth. Rev.	5.500%	10/1/12	1,595	1,645
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	10/1/16 (1)	3,040	3,119
Los Angeles County CA Public Works
Financing Auth. Rev.	5.500%	10/1/18 (4)	2,700	2,955
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/21 (1)	6,460	6,738
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/22 (1)	6,790	7,066
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/23 (1)	4,000	4,153
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/24 (1)	4,000	4,144
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/25 (1)	2,165	2,241
Los Angeles County CA Schools COP	0.000%	8/1/14 (2)	1,000	700
Los Angeles County CA Schools COP	0.000%	8/1/20 (2)	2,095	1,060
Metro. Water Dist. of Southern California Rev.	8.000%	7/1/08 (ETM)	2,000	2,173
Metro. Water Dist. of Southern California Rev. VRDO	3.450%	6/1/06	3,000	3,000
Metro. Water Dist. of Southern California Rev. VRDO	3.530%	6/1/06	15,800	15,800
Modesto CA High School Dist. GO	0.000%	8/1/15 (3)	5,000	3,355
Modesto CA High School Dist. GO	0.000%	8/1/17 (3)	3,000	1,805
Modesto CA High School Dist. GO	0.000%	8/1/18 (3)	3,225	1,836
Modesto CA Irrigation Dist. COP	5.000%	7/1/20 (1)	2,175	2,259
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/11 (2)(ETM)	8,125	8,774
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/22 (2)(ETM)	9,750	12,130
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/16 (4)	1,010	1,071
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/17 (4)	1,060	1,119
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/18 (4)	1,115	1,175
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/19 (4)	1,120	1,175
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/20 (4)	1,180	1,233
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (1)(Prere.)	2,720	2,971
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (1)(Prere.)	2,860	3,123
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (1)(Prere.)	3,010	3,287

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (1)(Prere.)	3,170	3,462
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (1)(Prere.)	3,335	3,642
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (1)(Prere.)	2,000	2,184
MSR California Public Power Agency Rev.
(San Juan Project)	6.125%	7/1/13 (2)	8,000	8,830
MSR California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/20 (1)(ETM)	35,530	41,789
Natomas CA USD GO	5.200%	9/1/19 (3)	5,000	5,240
New Haven CA USD GO	12.000%	8/1/16 (4)	2,480	4,040
New Haven CA USD GO	12.000%	8/1/17 (4)	1,500	2,511
Newark CA USD GO	0.000%	8/1/11 (4)	1,670	1,362
Newark CA USD GO	0.000%	8/1/12 (4)	1,820	1,418
Newark CA USD GO	0.000%	8/1/13 (4)	2,050	1,522
North City West CA School Fac. Finance Auth.	6.000%	9/1/19 (4)	2,000	2,051
North Orange County CA Community
College Dist. GO	5.375%	8/1/12 (1)(Prere.)	5,080	5,552
Northern California Power Agency
(Hydroelectric Project)	6.300%	7/1/18 (1)	10,000	11,863
Northern California Power Agency
(Hydroelectric Project)	7.500%	7/1/21 (2)(Prere.)	1,810	2,386
Northern California Power Agency
(Hydroelectric Project)	5.000%	7/1/28 (1)	14,255	14,610
Oakland CA Redev. Agency (Central Dist.)	5.500%	2/1/14 (2)	5,500	5,889
Oakland CA Redev. Agency Tax Allocation
(Coliseum Area)	5.250%	9/1/27	2,380	2,434
Oakland CA Redev. Agency Tax Allocation
(Coliseum Area)	5.250%	9/1/33	3,730	3,802
Oceanside CA Community Dev. Comm.
Multifamily Rental Housing Rev. PUT	4.450%	4/1/11	4,260	4,319
Palmdale CA COP	5.250%	9/1/19 (1)	1,310	1,400
Palmdale CA COP	5.250%	9/1/20 (1)	1,450	1,547
Palmdale CA COP	5.250%	9/1/21 (1)	1,605	1,710
Palmdale CA COP	5.250%	9/1/22 (1)	1,765	1,879
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.700%	9/2/18	890	909
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.700%	9/2/19	895	914
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.750%	9/2/20	890	909
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.750%	9/2/26	4,460	4,555
Palomar Pomerado Health System California Rev.	5.375%	11/1/11 (1)	3,865	4,067
Palomar Pomerado Health System California Rev.	5.375%	11/1/13 (1)	6,730	7,057

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/19 (2)	1,150	617
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/21 (2)	2,575	1,245
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/22 (2)	3,755	1,725
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/24 (2)	1,000	414
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	5.700%	8/1/32 (4)	7,000	7,737
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.) VRDO	3.540%	6/1/06 (2)	3,000	3,000
Pomona CA USD GO	5.600%	8/1/14 (1)(ETM)	1,585	1,769
Pomona CA USD GO	5.600%	8/1/15 (1)(ETM)	2,000	2,233
Pomona CA USD GO	5.600%	8/1/16 (1)(ETM)	1,000	1,123
Pomona CA USD GO	7.500%	8/1/17 (1)(ETM)	2,540	3,272
Port of Oakland CA Rev.	5.400%	11/1/17 (1)	16,705	17,410
Port of Oakland CA Rev.	5.500%	11/1/17 (1)	4,350	4,517
Rancho Mirage CA Joint Powers Financing
Auth. Rev. (Eisenhower Medical Center)	5.625%	7/1/34	12,000	12,656
Rancho Mirage CA Redev. Agency Tax Allocation	5.125%	4/1/21 (1)	2,650	2,749
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/26 (1)	2,905	3,055
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/33 (1)	3,000	3,116
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/13 (1)	5,000	3,726
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/14 (1)	2,000	1,412
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/15 (1)	2,000	1,341
Sacramento CA Financing Auth. Lease Rev.	5.375%	11/1/14 (2)	9,750	10,712
Sacramento CA Financing Auth. Lease Rev.	5.400%	11/1/20 (2)	6,785	7,522
Sacramento CA Muni. Util. Dist. Rev.	5.800%	7/1/19 (2)	6,000	6,913
Sacramento CA Muni. Util. Dist. Rev.	5.900%	7/1/20 (2)	15,850	18,508
Sacramento County CA Airport Rev.	5.250%	7/1/18 (4)	2,305	2,454
Sacramento County CA Public Fac. Finance Corp.
COP (Main Detention Fac.)	5.500%	6/1/10 (1)(ETM)	4,760	4,932
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/35 (2)	15,000	15,450
San Bernardino CA Multifamily Housing Rev.
(Alta Park Mountain Vista Apartments) PUT	4.450%	5/1/10 (Prere.)	7,000	7,207
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (1)	17,915	20,873
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (1)	8,940	10,069
San Diego CA USD GO	0.000%	7/1/15 (3)	5,370	3,617
San Diego CA USD GO	0.000%	7/1/16 (3)	4,565	2,915
San Diego CA USD GO	5.500%	7/1/22 (4)	12,790	14,431

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego CA USD GO	5.500%	7/1/23 (1)	8,205	9,281
San Diego CA USD GO	5.500%	7/1/23 (4)	9,210	10,417
San Diego CA USD GO	5.500%	7/1/24 (1)	10,000	11,335
San Diego CA USD GO	5.500%	7/1/25 (1)	9,000	10,231
San Diego CA Water Auth. Rev. COP	5.250%	5/1/08 (3)(Prere.)	14,290	14,864
San Diego CA Water Auth. Rev. COP	5.000%	5/1/17	2,300	2,368
San Diego County CA COP	5.250%	10/1/21	1,485	1,536
San Diego County CA COP	5.000%	2/1/28 (2)	2,000	2,058
San Diego County CA COP	5.250%	10/1/28	2,745	2,823
San Diego County CA COP	5.000%	2/1/30 (2)	2,345	2,406
San Diego County CA COP	5.375%	10/1/41	8,545	8,776
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/10 (2)	6,370	7,105
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/11 (2)	7,455	8,492
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/16 (1)	4,305	4,570
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/18 (1)	4,770	5,071
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/19 (1)	5,020	5,325
San Francisco CA City & County International
Airport Rev.	5.125%	5/1/20 (1)	6,320	6,507
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/21 (1)	12,385	6,163
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/24 (1)	15,000	6,359
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/25 (1)	18,250	7,369
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/30 (1)	7,000	2,190
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/31 (1)	11,950	3,551
San Jose CA Redev. Agency	6.000%	8/1/11 (1)(ETM)	2,915	3,229
San Jose CA Redev. Agency	6.000%	8/1/11 (1)	5,930	6,553
San Jose CA Redev. Agency	5.000%	8/1/18 (1)	1,525	1,595
San Juan CA USD GO	0.000%	8/1/13 (4)	2,220	1,648
San Juan CA USD GO	0.000%	8/1/14 (4)	2,610	1,841
San Juan CA USD GO	0.000%	8/1/16 (4)	2,000	1,272
San Juan CA USD GO	0.000%	8/1/18 (4)	1,785	1,016
San Juan CA USD GO	0.000%	8/1/19 (4)	2,210	1,191
San Juan CA USD GO	0.000%	8/1/20 (4)	4,930	2,521
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/19	2,575	2,706
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/20	1,000	1,051
San Mateo CA Redev. Auth. Tax Allocation	5.500%	8/1/21	2,635	2,781
San Mateo County CA Finance Auth. Rev.	6.500%	7/1/13 (1)	14,560	16,327

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Mateo County CA Joint Powers Auth. Lease Rev.	5.000%	7/1/21 (1)	3,500	3,722
San Ramon Valley CA USD GO	0.000%	7/1/09 (3)	4,895	4,344
San Ramon Valley CA USD GO	0.000%	7/1/10 (3)	7,050	6,014
San Ramon Valley CA USD GO	0.000%	7/1/12 (3)	6,645	5,197
San Ramon Valley CA USD GO	0.000%	7/1/13 (3)	7,430	5,539
San Ramon Valley CA USD GO	0.000%	7/1/14 (3)	8,290	5,868
San Ramon Valley CA USD GO	0.000%	7/1/15 (3)	5,605	3,775
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/16 (1)	5,345	6,221
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/17 (1)	2,000	2,346
Santa Clara CA Electric Rev.	5.250%	7/1/19 (1)	2,200	2,353
Santa Clara CA Electric Rev.	5.250%	7/1/20 (1)	1,550	1,652
Santa Clara CA Electric Rev.	5.000%	7/1/21 (1)	4,895	5,072
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10 (2)	7,000	7,495
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/13 (2)	5,050	5,414
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/14 (2)	5,325	5,708
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/15 (2)	5,620	6,025
Santa Clara Valley CA Transp. Auth. Rev. PUT	5.500%	10/2/06 (2)	11,000	11,076
Santa Monica-Malibu CA USD Rev.	0.000%	8/1/20 (3)	6,715	3,434
Santa Rosa CA Waste Water Rev.	6.000%	7/2/15 (2)	7,000	7,794
Santa Rosa CA Waste Water Rev.	6.000%	9/1/15 (3)	5,580	6,230
Solano County CA COP	5.250%	11/1/19 (1)	3,785	4,045
Solano County CA COP	5.250%	11/1/21 (1)	3,770	3,993
South San Francisco CA Redev. Agency
Tax Allocation	5.000%	9/1/35 (3)	8,610	8,846
Southern California Public Power Auth. Rev.
(Transmission Project)	5.750%	7/1/21 (1)	220	220
Southern California Public Power Auth. Rev.
(Transmission Project) VRDO	3.160%	6/7/06 (4)	3,300	3,300
Tobacco Securitization Auth. Rev.
(Southern California Tobacco Settlement)	4.750%	6/1/25	8,750	8,653
Ukiah CA Electric Rev.	6.000%	6/1/08 (1)	2,000	2,050
Ukiah CA Electric Rev.	6.250%	6/1/18 (1)	6,000	6,849
Union CA Elementary School Dist. GO	0.000%	9/1/15 (3)	3,860	2,580
Union CA Elementary School Dist. GO	0.000%	9/1/16 (3)	1,500	950
Union CA Elementary School Dist. GO	0.000%	9/1/17 (3)	2,295	1,375
Union CA Elementary School Dist. GO	0.000%	9/1/18 (3)	1,630	924
Union CA Elementary School Dist. GO	0.000%	9/1/19 (3)	1,750	940
Union CA Elementary School Dist. GO	0.000%	9/1/20 (3)	2,300	1,172
Union CA Elementary School Dist. GO	0.000%	9/1/21 (3)	2,000	966
Univ. of California Rev.	5.000%	5/15/18 (4)	3,000	3,160
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/18 (4)	3,695	3,893
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/19 (4)	3,000	3,154
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (3)	5,000	5,337

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[3] Walnut Valley CA USD	6.000%	8/1/12 (2)(ETM)	1,790	2,008
[3] Walnut Valley CA USD	6.000%	8/1/13 (2)(ETM)	1,980	2,248
Walnut Valley CA USD	6.000%	8/1/14 (2)(ETM)	2,205	2,521
Walnut Valley CA USD	6.000%	8/1/15 (2)(ETM)	2,470	2,830
Walnut Valley CA USD	6.000%	8/1/16 (2)(ETM)	2,690	3,107
West Contra Costa CA USD	0.000%	8/1/30 (3)	6,235	1,899
West Contra Costa CA USD	0.000%	8/1/31 (3)	6,670	1,929
West Contra Costa CA USD	0.000%	8/1/32 (3)	7,650	2,101
West Contra Costa CA USD	0.000%	8/1/33 (3)	9,780	2,550
West Contra Costa CA USD	0.000%	8/1/34 (3)	10,270	2,541
Whittier CA Insured Health Fac. Rev.
(Presbyterian Hosp.)	6.250%	6/1/07 (1)	4,260	4,370
Whittier CA Insured Health Fac. Rev.
(Presbyterian Hosp.)	6.250%	6/1/08 (1)	3,530	3,706
Yuba City CA USD	0.000%	9/1/15 (3)	1,870	1,250
Yuba City CA USD	0.000%	9/1/17 (3)	2,060	1,235
Yuba City CA USD	0.000%	9/1/19 (3)	2,270	1,219

Outside California:
Guam International Airport Auth. Rev.	5.000%	10/1/09 (1)	5,720	5,913
Puerto Rico GO	5.500%	7/1/16 (1)	10,000	11,112
Puerto Rico GO	5.500%	7/1/19 (2)	6,500	7,267
Puerto Rico GO	5.000%	7/1/33	7,500	7,500
Puerto Rico Govt. Dev. Bank CP	3.850%	10/5/06	5,500	5,483
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/10	5,000	5,199
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/21 (3)	5,000	5,619
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/22 (3)	12,000	13,525
Puerto Rico Muni. Finance Agency	5.250%	7/1/19 (11)	2,250	2,455
Puerto Rico Muni. Finance Agency	5.250%	8/1/19 (4)	7,000	7,655
Puerto Rico Muni. Finance Agency	5.250%	7/1/20 (11)	1,300	1,419
Puerto Rico Muni. Finance Agency	5.250%	8/1/20 (11)	2,255	2,463
Puerto Rico Muni. Finance Agency	5.250%	7/1/21 (11)	1,445	1,581
Puerto Rico Muni. Finance Agency	5.250%	8/1/22 (11)	3,000	3,289
Puerto Rico Muni. Finance Agency	5.250%	8/1/23 (11)	1,000	1,097
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/33	5,250	5,385
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	16,000	17,055
Univ. of Puerto Rico Rev.	5.375%	6/1/30 (1)	14,795	14,993
Total Municipal Bonds (Cost $2,303,486)				2,397,315

California Long-Term Tax-Exempt Fund

Market
Value•
($000)
Other Assets and Liabilities (–1.6%)
Other Assets—Note B	35,991
Payables for Investment Securities Purchased	(66,761)
Other Liabilities	(7,716)
(38,486)
Net Assets (100%)	2,358,829

At May 31, 2006, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	2,275,857
Undistributed Net Investment Income	—
Overdistributed Net Realized Gains	(11,637)
Unrealized Appreciation
Investment Securities	93,829
Futures Contracts	780
Net Assets	2,358,829

Investor Shares—Net Assets
Applicable to 55,698,534 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	643,874
Net Asset Value Per Share—Investor Shares	$11.56

Admiral Shares—Net Assets
Applicable to 148,352,798 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,714,955
Net Asset Value Per Share—Admiral Shares	$11.56

•	See Note A in Notes to Financial Statements.

1 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of May 31, 2006.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of this security represented 0.2% of net assets.

3 Securities with a value of $4,256,000 have been segregated as initial margin for open futures contracts.

4 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

California Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2006
($000)
Investment Income
Income
Interest	54,407
Total Income	54,407
Expenses
The Vanguard Group—Note B
Investment Advisory Services	105
Management and Administrative
Investor Shares	398
Admiral Shares	507
Marketing and Distribution
Investor Shares	107
Admiral Shares	163
Custodian Fees	6
Shareholders’ Reports
Investor Shares	5
Admiral Shares	3
Trustees’ Fees and Expenses	1
Total Expenses	1,295
Expenses Paid Indirectly—Note C	(89)
Net Expenses	1,206
Net Investment Income	53,201
Realized Net Gain (Loss)
Investment Securities Sold	2,219
Futures Contracts	1,746
Realized Net Gain (Loss)	3,965
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(18,775)
Futures Contracts	582
Change in Unrealized Appreciation (Depreciation)	(18,193)
Net Increase (Decrease) in Net Assets Resulting from Operations	38,973

California Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	53,201	97,112
Realized Net Gain (Loss)	3,965	4,326
Change in Unrealized Appreciation (Depreciation)	(18,193)	(14,168)
Net Increase (Decrease) in Net Assets Resulting from Operations	38,973	87,270
Distributions
Net Investment Income
Investor Shares	(14,721)	(49,770)
Admiral Shares	(38,480)	(47,342)
Realized Capital Gain[1]
Investor Shares	(1,219)	(5,692)
Admiral Shares	(3,059)	(3,347)
Total Distributions	(57,479)	(106,151)
Capital Share Transactions—Note F
Investor Shares	3,430	(625,726)
Admiral Shares	114,547	888,242
Net Increase (Decrease) from Capital Share Transactions	117,977	262,516
Total Increase (Decrease)	99,471	243,635
Net Assets
Beginning of Period	2,259,358	2,015,723
End of Period	2,358,829	2,259,358

1 Includes fiscal 2006 and 2005 short-term gain distributions totaling $603,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

California Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$11.65	$11.74	$12.00	$11.76	$11.70	$11.40
Investment Operations
Net Investment Income	.263	.527	.545	.542	.554	.568
Net Realized and Unrealized
Gain (Loss) on Investments	(.068)	(.037)	(.158)	.261	.060	.300
Total from Investment Operations	.195	.490	.387	.803	.614	.868
Distributions
Dividends from
Net Investment Income	(.263)	(.527)	(.545)	(.542)	(.554)	(.568)
Distributions from
Realized Capital Gains	(.022)	(.053)	(.102)	(.021)	—	—
Total Distributions	(.285)	(.580)	(.647)	(.563)	(.554)	(.568)
Net Asset Value, End of Period	$11.56	$11.65	$11.74	$12.00	$11.76	$11.70

Total Return	1.68%	4.22%	3.32%	6.95%	5.36%	7.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$644	$645	$1,273	$1,286	$1,449	$1,589
Ratio of Total Expenses to
Average Net Assets	0.17%[1]	0.16%	0.15%	0.17%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	4.51%[1]	4.47%	4.56%	4.58%	4.72%	4.87%
Portfolio Turnover Rate	12%[1]	10%	26%	18%	27%	26%

1 Annualized.

California Long-Term Tax-Exempt Fund

Admiral Shares

	Six Months				Nov. 12[1] to
	Ended					Nov. 30,
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$11.65	$11.74	$12.00	$11.76	$11.70	$11.99
Investment Operations
Net Investment Income	.267	.535	.551	.549	.560	.028
Net Realized and Unrealized
Gain (Loss) on Investments	(.068)	(.037)	(.158)	.261	.060	(.290)
Total from Investment Operations	.199	.498	.393	.810	.620	(.262)
Distributions
Dividends from
Net Investment Income	(.267)	(.535)	(.551)	(.549)	(.560)	(.028)
Distributions from
Realized Capital Gains	(.022)	(.053)	(.102)	(.021)	—	—
Total Distributions	(.289)	(.588)	(.653)	(.570)	(.560)	(.028)
Net Asset Value, End of Period	$11.56	$11.65	$11.74	$12.00	$11.76	$11.70

Total Return	1.72%	4.29%	3.37%	7.01%	5.41%	–2.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,715	$1,614	$743	$707	$670	$398
Ratio of Total Expenses to
Average Net Assets	0.09%[2]	0.09%	0.09%	0.11%	0.13%	0.13%[2]
Ratio of Net Investment Income to
Average Net Assets	4.59%[2]	4.53%	4.61%	4.64%	4.76%	4.85%[2]
Portfolio Turnover Rate	12%[2]	10%	26%	18%	27%	26%

1 Inception.

2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

California Long-Term Tax-Exempt Fund

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2006, the fund had contributed capital of $253,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the six months ended May 31, 2006, these arrangements reduced the fund’s expenses by $89,000 (an annual rate of 0.01% of average net assets).

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The fund had realized losses totaling $15,394,000 through November 30, 2005, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At May 31, 2006, net unrealized appreciation of investment securities for tax purposes was $78,435,000, consisting of unrealized gains of $87,159,000 on securities that had risen in value since their purchase and $8,724,000 in unrealized losses on securities that had fallen in value since their purchase.

California Long-Term Tax-Exempt Fund

At May 31, 2006, the aggregate settlement value of open futures contracts expiring in September 2006 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	(1,405)	149,237	780

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended May 31, 2006, the fund purchased $254,716,000 of investment securities and sold $133,746,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2006		November 30, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	106,758	9,162	254,976	21,600
Issued in Lieu of Cash Distributions	12,266	1,053	39,390	3,337
Redeemed	(115,594)	(9,928)	(920,092)	(78,000)
Net Increase (Decrease)—Investor Shares	3,430	287	(625,726)	(53,063)
Admiral Shares
Issued	222,903	19,118	999,602	84,734
Issued in Lieu of Cash Distributions	28,313	2,432	33,580	2,851
Redeemed	(136,669)	(11,755)	(144,940)	(12,313)
Net Increase (Decrease)—Admiral Shares	114,547	9,795	888,242	75,272

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended May 31, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
California Tax-Exempt Fund	11/30/2005	5/31/2006	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,015.14	$0.65
Intermediate-Term
Investor Shares	1,000.00	1,012.64	0.85
Admiral Shares	1,000.00	1,013.02	0.45
Long-Term
Investor Shares	1,000.00	1,016.80	0.85
Admiral Shares	1,000.00	1,017.19	0.45
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.28	$0.66
Intermediate-Term
Investor Shares	1,000.00	1,024.08	0.86
Admiral Shares	1,000.00	1,024.48	0.45
Long-Term
Investor Shares	1,000.00	1,024.08	0.86
Admiral Shares	1,000.00	1,024.48	0.45

Note that the expenses shown in the table above are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

1 These calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the California Tax-Exempt Money Market Fund, 0.13%; for the California Intermediate-Term Tax-Exempt Fund Investor Shares, 0.17%, and Admiral Shares, 0.09%; for the California Long-Term Tax-Exempt Fund Investor Shares, 0.17%, and Admiral Shares, 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of the Vanguard California Tax-Exempt Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the Performance Summary sections of this report.

Cost

The funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. Each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that the Vanguard California Tax-Exempt Funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
136 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono
Trustee since January 2001	ventures in education); Senior Advisor to Greenwich Associates (international business
136 Vanguard Funds Overseen	strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School
of Business at New York University; Trustee of the Whitehead Institute for Biomedical
Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive
Trustee since December 2001[2]	Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry
136 Vanguard Funds Overseen	Council; Director of Tyco International, Ltd. (diversified manufacturing and services)
(since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
136 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of
Trustee since December 2004	Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean,
136 Vanguard Funds Overseen	Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business
School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003);
Director of registered investment companies advised by Merrill Lynch Investment
Managers and affiliates (1985–2004), Genbel Securities Limited (South African
financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam, Ltd. (South
African insurance company) (2001–2003), and Stockback, Inc. (credit card firm)
(2000–2002).
Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief
Trustee since January 1993	Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/
136 Vanguard Funds Overseen	lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief
Trustee since April 1985	Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc.
136 Vanguard Funds Overseen	(diesel engines), MeadWestvaco Corp. (packaging products), and
AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt
University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group,
Secretary since July 2005	Inc., since November 1997; General Counsel of The Vanguard Group since July
136 Vanguard Funds Overseen	2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group,
Treasurer since July 1998	Inc.; Treasurer of each of the investment companies served by The Vanguard Group.
136 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, Wellington, and
the ship logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	All other marks are the exclusive property of their
respective owners.
Text Telephone > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard’s proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for “proxy voting guidelines,” or by calling
the fund’s current prospectus.	Vanguard at 800-662-2739. They are also available from
the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q752 072006

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2006

VANGUARD CALIFORNIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 20, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.